UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form N-CSR relates solely to the Registrant’s PGIM QMA Long-Short Equity Fund, PGIM Short Duration Muni High Income Fund, PGIM US Real Estate Fund and PGIM QMA Large-Cap Core Equity PLUS Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	03/31/2020

Date of reporting period:	09/30/2019

Item 1 – Reports to Stockholders

PGIM US REAL ESTATE FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of September 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM US Real Estate Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM US Real Estate Fund informative and useful. The report covers performance for the six-month period ended September 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart Parker, President

PGIM US Real Estate Fund

November 15, 2019

PGIM US Real Estate Fund	5

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 9/30/19 (without sales charges)	Average Annual Total Returns as of 9/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	10.43	16.37	9.06	9.59 (12/21/10)
Class B	10.00	17.20	9.34	9.49 (12/21/10)
Class C	10.10	21.34	9.50	9.48 (12/21/10)
Class Z	10.63	23.49	10.60	10.57 (12/21/10)
Class R6	10.56	23.51	N/A	13.17 (5/25/17)
FTSE NAREIT Equity REITs Index
	9.14	18.93	10.26	—
S&P 500 Index
	6.08	4.25	10.83	—

Source: PGIM Investments LLC.

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5&6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

FTSE NAREIT Equity REITs Index—The Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE NAREIT) Equity REITs Index is an unmanaged index which measures the performance of all equity real estate investment trusts (REITs) listed on the New York Stock Exchange, the NASDAQ National Market, and the NYSE MKT LLC. The Index is designed to reflect the performance of all publicly traded equity REITs as a whole. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class B, Class C, and Class Z shares are 10.69% and 10.70% for Class R6 shares.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class B, Class C, and Class Z shares are 12.67% and 11.61% for Class R6 shares.

PGIM US Real Estate Fund	7

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Presentation of Fund Holdings as of 9/30/19

Ten Largest Holdings	REIT Sectors	% of Net Assets
Welltower, Inc.	Health Care REITs	7.9%
Americold Realty Trust	Industrial REITs	6.7%
AvalonBay Communities, Inc.	Residential REITs	6.4%
STAG Industrial, Inc.	Industrial REITs	5.4%
Equinix, Inc.	Specialized REITs	5.3%
Equity LifeStyle Properties, Inc.	Residential REITs	4.5%
Camden Property Trust	Residential REITs	4.1%
Cousins Properties, Inc.	Office REITs	3.9%
Prologis, Inc.	Industrial REITs	3.9%
CyrusOne, Inc.	Specialized REITs	3.8%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM US Real Estate Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM US Real Estate Fund		Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,104.30	1.25%	$6.58
	Hypothetical	$1,000.00	$1,018.75	1.25%	$6.31
Class B	Actual	$1,000.00	$1,100.00	2.00%	$10.50
	Hypothetical	$1,000.00	$1,015.00	2.00%	$10.08
Class C	Actual	$1,000.00	$1,101.00	2.00%	$10.51
	Hypothetical	$1,000.00	$1,015.00	2.00%	$10.08
Class Z	Actual	$1,000.00	$1,106.30	1.00%	$5.27
	Hypothetical	$1,000.00	$1,020.00	1.00%	$5.05
Class R6	Actual	$1,000.00	$1,105.60	1.00%	$5.26
	Hypothetical	$1,000.00	$1,020.00	1.00%	$5.05

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2019, and divided by the 366 days in the Fund’s fiscal year ending March 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of September 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS

Diversified REITs 5.6%
American Assets Trust, Inc.	21,540	$1,006,780
Essential Properties Realty Trust, Inc.	29,381	673,119
STORE Capital Corp.	7,247	271,110

		1,951,009

Health Care REITs 17.4%
CareTrust REIT, Inc.	39,738	934,042
HCP, Inc.	16,657	593,489
Medical Properties Trust, Inc.	64,203	1,255,811
Ventas, Inc.	7,111	519,316
Welltower, Inc.	30,411	2,756,757

		6,059,415

Hotel & Resort REITs 4.4%
Apple Hospitality REIT, Inc.	32,894	545,383
MGM Growth Properties LLC (Class A Stock)	32,403	973,710

		1,519,093

Industrial REITs 21.8%
Americold Realty Trust	62,712	2,324,734
Duke Realty Corp.	21,292	723,289
First Industrial Realty Trust, Inc.	10,774	426,219
Prologis, Inc.	15,826	1,348,692
Rexford Industrial Realty, Inc.	19,465	856,849
STAG Industrial, Inc.	64,497	1,901,372

		7,581,155

Office REITs 11.4%
Cousins Properties, Inc.	36,252	1,362,713
Hudson Pacific Properties, Inc.	24,591	822,815
JBG SMITH Properties	27,280	1,069,649
Kilroy Realty Corp.	9,243	719,937

		3,975,114

Residential REITs 18.2%
AvalonBay Communities, Inc.	10,288	2,215,315
Camden Property Trust	12,906	1,432,695

See Notes to Financial Statements.

PGIM US Real Estate Fund	11

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Residential REITs (cont’d.)
Equity LifeStyle Properties, Inc.	11,731	$1,567,261
Equity Residential	13,126	1,132,249

		6,347,520

Retail REITs 7.2%
Realty Income Corp.	10,058	771,247
Simon Property Group, Inc.	4,207	654,820
Spirit Realty Capital, Inc.	18,036	863,203
Urban Edge Properties	11,555	228,673

		2,517,943

Specialized REITs 13.6%
Crown Castle International Corp.	2,880	400,349
CyrusOne, Inc.	16,566	1,310,371
Equinix, Inc.	3,218	1,856,142
Extra Space Storage, Inc.	9,836	1,149,041

		4,715,903

TOTAL LONG-TERM INVESTMENTS (cost $27,925,740)		34,667,152

SHORT-TERM INVESTMENT 0.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,398)(w)	2,398	2,398

TOTAL INVESTMENTS 99.6% (cost $27,928,138)		34,669,550
Other assets in excess of liabilities 0.4%		150,590

NET ASSETS 100.0%		$34,820,140

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

12

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$1,951,009	$—	$—
Health Care REITs	6,059,415	—	—
Hotel & Resort REITs	1,519,093	—	—
Industrial REITs	7,581,155	—	—
Office REITs	3,975,114	—	—
Residential REITs	6,347,520	—	—
Retail REITs	2,517,943	—	—
Specialized REITs	4,715,903	—	—
Affiliated Mutual Fund	2,398	—	—

Total	$34,669,550	$—	$—

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2019 were as follows:

Industrial REITs	21.8%
Residential REITs	18.2
Health Care REITs	17.4
Specialized REITs	13.6
Office REITs	11.4
Retail REITs	7.2
Diversified REITs	5.6
Hotel & Resort REITs	4.4
Affiliated Mutual Fund	0.0 *

99.6
Other assets in excess of liabilities	0.4

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM US Real Estate Fund	13

Statement of Assets and Liabilities (unaudited)

as of September 30, 2019

Assets
Investments at value:
Unaffiliated investments (cost $27,925,740)	$34,667,152
Affiliated investments (cost $2,398)	2,398
Cash	486
Receivable for investments sold	223,340
Dividends receivable	148,646
Receivable for Fund shares sold	14,780
Prepaid expenses	900

Total Assets	35,057,702

Liabilities
Payable for investments purchased	158,290
Custodian and accounting fees payable	25,935
Registration fees payable	23,059
Audit fee payable	12,844
Accrued expenses and other liabilities	6,965
Management fee payable	4,365
Distribution fee payable	2,610
Affiliated transfer agent fee payable	2,307
Payable for Fund shares reacquired	1,187

Total Liabilities	237,562

Net Assets	$34,820,140

Net assets were comprised of:
Shares of beneficial interest, at par	$2,416
Paid-in capital in excess of par	26,834,959
Total distributable earnings (loss)	7,982,765

Net assets, September 30, 2019	$34,820,140

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($5,910,974 ÷ 410,112 shares of beneficial interest issued and outstanding)	$14.41
Maximum sales charge (5.50% of offering price)	0.84

Maximum offering price to public	$15.25

Class B
Net asset value, offering price and redemption price per share,
($488,302 ÷ 34,596 shares of beneficial interest issued and outstanding)	$14.11

Class C
Net asset value, offering price and redemption price per share,
($1,408,032 ÷ 99,945 shares of beneficial interest issued and outstanding)	$14.09

Class Z
Net asset value, offering price and redemption price per share,
($26,987,422 ÷ 1,869,404 shares of beneficial interest issued and outstanding)	$14.44

Class R6
Net asset value, offering price and redemption price per share,
($25,410 ÷ 1,761 shares of beneficial interest issued and outstanding)	$14.43

See Notes to Financial Statements.

PGIM US Real Estate Fund	15

Statement of Operations (unaudited)

Six Months Ended September 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$430,600
Affiliated dividend income	1,884

Total income	432,484

Expenses
Management fee	115,939
Distribution fee(a)	16,101
Registration fees(a)	35,465
Custodian and accounting fees	33,301
Shareholders’ reports	13,886
Transfer agent’s fees and expenses (including affiliated expense of $7,066)(a)	13,373
Audit fee	12,844
Legal fees and expenses	8,691
Trustees’ fees	5,581
Miscellaneous	8,308

Total expenses	263,489
Less: Fee waiver and/or expense reimbursement(a)	(92,802)
Distribution fee waiver(a)	(1,317)

Net expenses	169,370

Net investment income (loss)	263,114

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	1,108,432
Foreign currency transactions	5,014

1,113,446

Net change in unrealized appreciation (depreciation) on investments	1,843,421

Net gain (loss) on investment and foreign currency transactions	2,956,867

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,219,981

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	7,900	2,670	5,531	—	—
Registration fees	7,093	7,093	7,093	7,093	7,093
Transfer agent’s fees and expenses	7,164	1,217	1,332	3,626	34
Fee waiver and/or expense reimbursement	(21,754)	(9,080)	(10,000)	(44,819)	(7,149)
Distribution fee waiver	(1,317)	—	—	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2019	Year Ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$263,114	$408,670
Net realized gain (loss) on investment and foreign currency transactions	1,113,446	1,228,010
Net change in unrealized appreciation (depreciation) on investments	1,843,421	3,591,530

Net increase (decrease) in net assets resulting from operations	3,219,981	5,228,210

Dividends and Distributions
Distributions from distributable earnings
Class A	(35,859)	(195,526)
Class B	(1,834)	(24,630)
Class C	(3,756)	(38,028)
Class Z	(194,033)	(839,636)
Class R6	(123)	(526)

	(235,605)	(1,098,346)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	5,813,104	3,095,291
Net asset value of shares issued in reinvestment of dividends and distributions	235,495	1,097,576
Cost of shares reacquired	(1,645,033)	(1,978,612)

Net increase (decrease) in net assets from Fund share transactions	4,403,566	2,214,255

Total increase (decrease)	7,387,942	6,344,119

Net Assets:
Beginning of period	27,432,198	21,088,079

End of period	$34,820,140	$27,432,198

See Notes to Financial Statements.

PGIM US Real Estate Fund	17

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of the following six series: PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni High Income Fund, each of which are diversified funds and PGIM Global Real Estate Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM US Real Estate Fund (the “Fund”).

The investment objective of the Fund is capital appreciation and income.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

18

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s

PGIM US Real Estate Fund	19

Notes to Financial Statements (unaudited) (continued)

most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term

20

portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment

PGIM US Real Estate Fund	21

Notes to Financial Statements (unaudited) (continued)

to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Real Estate unit. The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM Real Estate, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

22

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to and including $1 billion, 0.73% on the next $2 billion of average daily net assets, 0.71% on the next $2 billion of average daily net assets, 0.70% on the next $5 billion of average daily net assets and 0.69% on the average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the reporting period ended September 30, 2019.

The Manager has contractually agreed, through July 31, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.25% of average daily net assets for Class A shares, 2.00% of average daily net assets for Class B shares, 2.00% of average daily net assets for Class C shares, 1.00% of average daily net assets for Class Z shares, and 1.00% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. PIMS has contractually agreed through July 31, 2020 to limit such fees to 0.25% of the average daily net assets of the Class A shares.

For the reporting period ended September 30, 2019, PIMS received $23,570 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended September 30, 2019, PIMS received $32 and $126 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM US Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended September 30, 2019, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2019, were $29,864,265 and $25,308,553, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended September 30, 2019, is presented as follows:

24

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$289,096	$7,204,120	$7,490,818	$—	$—	$2,398	2,398	$1,884

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2019 were as follows:

Tax Basis	$28,009,427

Gross Unrealized Appreciation	6,660,123
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$6,660,123

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

PGIM US Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of September 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,423,915 Class Z shares and 927 Class R6 shares of the Fund. At reporting period end, three shareholders of record, each holding greater than 5% of the Fund, held 75% of the Fund’s outstanding shares, of which 59% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2019:
Shares sold	57,337	$780,451
Shares issued in reinvestment of dividends and distributions	2,649	35,733
Shares reacquired	(30,165)	(409,827)

Net increase (decrease) in shares outstanding before conversion	29,821	406,357
Shares issued upon conversion from other share class(es)	19,908	267,771

Net increase (decrease) in shares outstanding	49,729	$674,128

Year ended March 31, 2019:
Shares sold	70,301	$862,796
Shares issued in reinvestment of dividends and distributions	16,740	194,981
Shares reacquired	(60,405)	(718,202)

Net increase (decrease) in shares outstanding before conversion	26,636	339,575
Shares issued upon conversion from other share class(es)	8,642	105,884
Shares reacquired upon conversion into other share class(es)	(31,385)	(363,821)

Net increase (decrease) in shares outstanding	3,893	$81,638

Class B
Six months ended September 30, 2019:
Shares issued in reinvestment of dividends and distributions	139	$1,834
Shares reacquired	(1,471)	(19,990)

Net increase (decrease) in shares outstanding before conversion	(1,332)	(18,156)
Shares reacquired upon conversion into other share class(es)	(8,502)	(113,455)

Net increase (decrease) in shares outstanding	(9,834)	$(131,611)

Year ended March 31, 2019:
Shares sold	466	$5,500
Shares issued in reinvestment of dividends and distributions	2,151	24,624
Shares reacquired	(20,315)	(234,544)

Net increase (decrease) in shares outstanding before conversion	(17,698)	(204,420)
Shares reacquired upon conversion into other share class(es)	(8,813)	(105,884)

Net increase (decrease) in shares outstanding	(26,511)	$(310,304)

26

Class C	Shares	Amount
Six months ended September 30, 2019:
Shares sold	26,556	$359,469
Shares issued in reinvestment of dividends and distributions	286	3,780
Shares reacquired	(3,470)	(44,980)

Net increase (decrease) in shares outstanding before conversion	23,372	318,269
Shares reacquired upon conversion into other share class(es)	(11,825)	(154,316)

Net increase (decrease) in shares outstanding	11,547	$163,953

Year ended March 31, 2019:
Shares sold	19,100	$229,251
Shares issued in reinvestment of dividends and distributions	3,327	38,000
Shares reacquired	(21,841)	(251,878)

Net increase (decrease) in shares outstanding	586	$15,373

Class Z
Six months ended September 30, 2019:
Shares sold	347,594	$4,661,699
Shares issued in reinvestment of dividends and distributions	14,369	194,025
Shares reacquired	(86,488)	(1,170,236)

Net increase (decrease) in shares outstanding	275,475	$3,685,488

Year ended March 31, 2019:
Shares sold	162,454	$1,997,744
Shares issued in reinvestment of dividends and distributions	72,024	839,444
Shares reacquired	(65,531)	(773,988)

Net increase (decrease) in shares outstanding before conversion	168,947	2,063,200
Shares issued upon conversion from other share class(es)	31,332	363,821

Net increase (decrease) in shares outstanding	200,279	$2,427,021

Class R6
Six months ended September 30, 2019:
Shares sold	833	$11,485
Shares issued in reinvestment of dividends and distributions	9	123

Net increase (decrease) in shares outstanding	842	$11,608

Year ended March 31, 2019:
Shares issued in reinvestment of dividends and distributions	45	$527

Net increase (decrease) in shares outstanding	45	$527

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate of 1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

PGIM US Real Estate Fund	27

Notes to Financial Statements (unaudited) (continued)

Subsequent to the reporting period end, the SCA has been renewed effective October 3, 2019 and will continue to provide a commitment of $900 million through October 1, 2020. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended September 30, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or

28

guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU

PGIM US Real Estate Fund	29

Notes to Financial Statements (unaudited) (continued)

effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,
	2019		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.14		$11.05	$12.01	$13.71	$14.80	$12.78
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.19	0.18	0.06	0.21	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.26		2.47	(0.41)	0.07	(0.11)	2.74
Total from investment operations	1.36		2.66	(0.23)	0.13	0.10	2.89
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.19)	(0.13)	(0.27)	(0.14)	(0.13)
Distributions from net realized gains	-		(0.38)	(0.60)	(1.56)	(1.05)	(0.74)
Total dividends and distributions	(0.09)		(0.57)	(0.73)	(1.83)	(1.19)	(0.87)
Net asset value, end of period	$14.41		$13.14	$11.05	$12.01	$13.71	$14.80
Total Return(b):	10.43%		24.76%	(2.36)%	1.01%	1.28%	23.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,911		$4,735	$3,938	$4,863	$5,013	$6,502
Average net assets (000)	$5,267		$4,230	$4,492	$5,555	$4,850	$4,728
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.25%	(e)	1.25%	1.25%	1.34%	1.61% (f)	1.60%
Expenses before waivers and/or expense reimbursement	2.13%	(e)	2.36%	2.22%	1.92%	1.73% (f)	1.85%
Net investment income (loss)	1.54%	(e)	1.63%	1.49%	0.43%	1.53%	1.06%
Portfolio turnover rate(g)	82%		154%	92%	122%	156%	98%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes 0.01% of loan interest expense.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Real Estate Fund	31

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended September 30,		Year Ended March 31,
	2019		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.87		$10.83	$11.81	$13.51	$14.62	$12.67
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.09	0.08	(0.04)	0.11	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.24		2.43	(0.39)	0.07	(0.11)	2.69
Total from investment operations	1.28		2.52	(0.31)	0.03	-	2.74
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.10)	(0.07)	(0.17)	(0.06)	(0.05)
Distributions from net realized gains	-		(0.38)	(0.60)	(1.56)	(1.05)	(0.74)
Total dividends and distributions	(0.04)		(0.48)	(0.67)	(1.73)	(1.11)	(0.79)
Net asset value, end of period	$14.11		$12.87	$10.83	$11.81	$13.51	$14.62
Total Return(b):	10.00%		23.85%	(3.11)%	0.26%	0.52%	22.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$488		$572	$768	$1,089	$1,276	$1,814
Average net assets (000)	$534		$642	$975	$1,240	$1,443	$1,480
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.00%	(e)	2.00%	2.00%	2.09%	2.36% (f)	2.35%
Expenses before waivers and/or expense reimbursement	5.40%	(e)	5.00%	3.21%	2.61%	2.43% (f)	2.55%
Net investment income (loss)	0.67%	(e)	0.78%	0.72%	(0.35)%	0.80%	0.35%
Portfolio turnover rate(g)	82%		154%	92%	122%	156%	98%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes 0.01% of loan interest expense.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,
	2019		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.84		$10.81	$11.79	$13.49	$14.60	$12.65
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.10	0.08	(0.05)	0.11	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.24		2.41	(0.39)	0.08	(0.11)	2.70
Total from investment operations	1.29		2.51	(0.31)	0.03	-	2.74
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.10)	(0.07)	(0.17)	(0.06)	(0.05)
Distributions from net realized gains	-		(0.38)	(0.60)	(1.56)	(1.05)	(0.74)
Total dividends and distributions	(0.04)		(0.48)	(0.67)	(1.73)	(1.11)	(0.79)
Net asset value, end of period	$14.09		$12.84	$10.81	$11.79	$13.49	$14.60
Total Return(b):	10.10%		23.81%	(3.11)%	0.26%	0.53%	22.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,408		$1,135	$949	$1,536	$1,491	$1,769
Average net assets (000)	$1,106		$947	$1,294	$1,669	$1,543	$1,244
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.00%	(e)	2.00%	2.00%	2.08%	2.36% (f)	2.35%
Expenses before waivers and/or expense reimbursement	3.81%	(e)	4.17%	3.10%	2.62%	2.43% (f)	2.55%
Net investment income (loss)	0.83%	(e)	0.89%	0.69%	(0.39)%	0.80%	0.31%
Portfolio turnover rate(g)	82%		154%	92%	122%	156%	98%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes 0.01% of loan interest expense.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Real Estate Fund	33

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,
	2019		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.16		$11.07	$12.02	$13.72	$14.80	$12.79
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.23	0.21	0.08	0.26	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.27		2.46	(0.40)	0.09	(0.12)	2.72
Total from investment operations	1.39		2.69	(0.19)	0.17	0.14	2.91
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.22)	(0.16)	(0.31)	(0.17)	(0.16)
Distributions from net realized gains	-		(0.38)	(0.60)	(1.56)	(1.05)	(0.74)
Total dividends and distributions	(0.11)		(0.60)	(0.76)	(1.87)	(1.22)	(0.90)
Net asset value, end of period	$14.44		$13.16	$11.07	$12.02	$13.72	$14.80
Total Return(b):	10.63%		25.03%	(2.09)%	1.26%	1.56%	23.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,987		$20,978	$15,422	$16,397	$35,941	$35,218
Average net assets (000)	$23,994		$17,162	$16,394	$22,153	$36,976	$29,979
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.00%	(e)	1.00%	1.00%	1.13%	1.36% (f)	1.35%
Expenses before waivers and/or expense reimbursement	1.37%	(e)	1.54%	1.80%	1.56%	1.43% (f)	1.55%
Net investment income (loss)	1.80%	(e)	1.90%	1.76%	0.63%	1.90%	1.34%
Portfolio turnover rate(g)	82%		154%	92%	122%	156%	98%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes 0.01% of loan interest expense.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class R6 Shares
	Six Months Ended September 30, 2019		Year Ended March 31, 2019	May 25, 2017(a) through March 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.16		$11.06	$12.16
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.22	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.25		2.48	(0.54)
Total from investment operations	1.38		2.70	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.22)	(0.16)
Distributions from net realized gains	-		(0.38)	(0.60)
Total dividends and distributions	(0.11)		(0.60)	(0.76)
Net asset value, end of period	$14.43		$13.16	$11.06
Total Return(c):	10.56%		25.14%	(3.31)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25		$12	$10
Average net assets (000)	$16		$11	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.00%	(f)	1.00%	1.00% (f)
Expenses before waivers and/or expense reimbursement	89.90%	(f)	135.20%	115.13% (f)
Net investment income (loss)	1.85%	(f)	1.88%	1.93% (f)
Portfolio turnover rate(g)	82%		154%	92%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Real Estate Fund	35

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM US Real Estate Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreements with PGIM, Inc. (“PGIM”), on behalf of its PGIM Real Estate unit, and PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM and PGIML. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board

PGIM US Real Estate Fund

[1]	PGIM US Real Estate Fund is a series of Prudential Investment Portfolios 12.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

Approval of Advisory Agreements (continued)

considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIM, which, through its PGIM Real Estate unit, and PGIML, which serve as the Fund’s subadvisers pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Real Estate and PGIML. The Board noted that PGIM Real Estate and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as the administrator of the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by each of PGIM Real Estate and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Real Estate and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Real Estate’s and PGIML’s portfolio managers who are responsible for the

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day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Real Estate’s and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Real Estate and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Real Estate and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Real Estate and PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Real Estate and PGIML under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments for the year ended December 31, 2018. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered

PGIM US Real Estate Fund

Approval of Advisory Agreements (continued)

PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Real Estate and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Real Estate, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Real Estate and PGIML included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM Real Estate and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, and five-year periods ended December 31, 2018.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain

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circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period, though it underperformed over the three- and five-year periods.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.25% for Class A shares, 2.00% for Class B shares, 2.00% for Class C shares, 1.00% for Class Z shares and 1.00% for Class R6 shares through July 31, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM US Real Estate Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM US Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM US REAL ESTATE FUND

SHARE CLASS	A	B	C	Z	R6
NASDAQ	PJEAX	PJEBX	PJECX	PJEZX	PJEQX
CUSIP	744336603	744336702	744336801	744336884	744336751

MF209E2

PGIM QMA LONG-SHORT EQUITY FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of September 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM QMA Long-Short Equity Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Long-Short Equity Fund informative and useful. The report covers performance for the six-month period ended September 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart Parker, President

PGIM QMA Long-Short Equity Fund

November 15, 2019

PGIM QMA Long-Short Equity Fund	5

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 9/30/19 (without sales charges)	Average Annual Total Returns as of 9/30/19 (with sales charges)
	Six Months*	One Year (%)	Five Years (%)	Since Inception (%)
Class A	–0.65	–8.81	3.34	3.67 (5/29/14)
Class C	–1.01	–5.13	3.75	4.00 (5/29/14)
Class Z	–0.48	–3.16	4.81	5.06 (5/29/14)
Class R6	–0.56	–3.24	N/A	2.36 (5/25/17)
S&P 500 Index
	6.08	4.25	10.83	—
Customized Blend Index
	3.74	3.73	5.97	—

Source: PGIM Investments LLC.

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

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Benchmark Definitions

Customized Blend Index—The Customized Blend Index (the Index) is a model portfolio consisting of the S&P 500 Index (50%), which is unmanaged and provides a broad indicator of stock price movements, and the FTSE 3-Month Treasury Bill Index (50%), which is unmanaged and represents monthly return equivalents of yield averages of the last three-month Treasury bill issues. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, C, and Z shares are 5.91% and 6.85% for Class R6 shares.

S&P 500 Index—The S&P 500 Index (the Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, C, and Z shares are 10.77% and 11.61% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Presentation of Fund Holdings as of 9/30/19

Ten Largest Holdings - Long	Line of Business	% of Net Assets
Microsoft Corp.	Software	3.0%
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.8%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.1%
Visa, Inc. (Class A Stock)	IT Services	1.8%
Oracle Corp.	Software	1.8%
Citigroup, Inc.	Banks	1.7%
General Electric Co.	Industrial Conglomerates	1.5%
Intuit, Inc.	Software	1.5%
NRG Energy, Inc.	Independent Power & Renewable Electricity Producers	1.5%
Vulcan Materials Co.	Construction Materials	1.5%

PGIM QMA Long-Short Equity Fund	7

Your Fund’s Performance (continued)

Ten Largest Holdings - Short	Line of Business	% of Net Assets
Americold Realty Trust	Equity Real Estate Investment Trusts (REITs)	1.5%
Deere & Co.	Machinery	1.4%
International Flavors & Fragrances, Inc.	Chemicals	1.4%
Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	1.4%
Coupa Software, Inc.	Software	1.3%
Lennox International, Inc.	Building Products	1.3%
Zendesk, Inc.	Software	1.3%
Square, Inc. (Class A Stock)	IT Services	1.3%
Arthur J Gallagher & Co.	Insurance	1.3%
Advance Auto Parts, Inc.	Specialty Retail	1.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Long-Short Equity Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Long-Short Equity Fund		Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$993.50	2.12%	$10.57
	Hypothetical	$1,000.00	$1,014.40	2.12%	$10.68
Class C	Actual	$1,000.00	$989.90	2.87%	$14.28
	Hypothetical	$1,000.00	$1,010.65	2.87%	$14.43
Class Z	Actual	$1,000.00	$995.20	1.87%	$9.33
	Hypothetical	$1,000.00	$1,015.65	1.87%	$9.42
Class R6	Actual	$1,000.00	$994.40	1.87%	$9.32
	Hypothetical	$1,000.00	$1,015.65	1.87%	$9.42

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2019, and divided by the 366 days in the Fund’s fiscal year ending March 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of September 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 96.9%

COMMON STOCKS

Aerospace & Defense 3.0%
Arconic, Inc.	175,900	$4,573,400
General Dynamics Corp.	12,200	2,229,306
Lockheed Martin Corp.	4,600	1,794,276
Spirit AeroSystems Holdings, Inc. (Class A Stock)	12,200	1,003,328
Vectrus, Inc.*	5,100	207,315

		9,807,625

Air Freight & Logistics 0.8%
Hub Group, Inc. (Class A Stock)*	53,700	2,497,050

Banks 2.4%
Bank of America Corp.	70,900	2,068,153
Citigroup, Inc.	77,800	5,374,424
OFG Bancorp (Puerto Rico)	21,400	468,660

		7,911,237

Beverages 1.4%
Keurig Dr. Pepper, Inc.	161,400	4,409,448

Biotechnology 5.7%
Alexion Pharmaceuticals, Inc.*	44,600	4,368,124
Amgen, Inc.	1,300	251,563
Biogen, Inc.*	19,500	4,539,990
Gilead Sciences, Inc.	15,200	963,376
Incyte Corp.*	60,200	4,468,646
Veracyte, Inc.*	35,100	842,400
Vertex Pharmaceuticals, Inc.*	17,500	2,964,850

		18,398,949

Building Products 0.5%
American Woodmark Corp.*	1,700	151,147
Resideo Technologies, Inc.*	91,900	1,318,765
Universal Forest Products, Inc.	5,900	235,292

		1,705,204

Capital Markets 1.1%
Affiliated Managers Group, Inc.	23,200	1,933,721

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
Brightsphere Investment Group, Inc.	33,200	$329,012
LPL Financial Holdings, Inc.	17,700	1,449,630

		3,712,363

Chemicals 2.5%
CF Industries Holdings, Inc.	28,900	1,421,880
Huntsman Corp.	165,300	3,844,878
Koppers Holdings, Inc.*	23,700	692,277
Trinseo SA	47,300	2,031,535

		7,990,570

Commercial Services & Supplies 0.2%
Knoll, Inc.	22,800	577,980

Construction & Engineering 0.9%
EMCOR Group, Inc.	32,700	2,816,124

Construction Materials 1.5%
Vulcan Materials Co.	32,300	4,885,052

Consumer Finance 2.0%
Capital One Financial Corp.	27,500	2,501,950
OneMain Holdings, Inc.	106,100	3,891,748

		6,393,698

Distributors 1.8%
Core-Mark Holding Co., Inc.	29,700	953,816
Genuine Parts Co.	38,500	3,834,215
LKQ Corp.*	30,700	965,515

		5,753,546

Diversified Consumer Services 1.4%
frontdoor, Inc.*	90,400	4,390,728

Diversified Financial Services 1.1%
FGL Holdings	130,200	1,038,996
Jefferies Financial Group, Inc.	128,700	2,368,080

		3,407,076

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Telecommunication Services 1.3%
Verizon Communications, Inc.	70,400	$4,249,344

Electrical Equipment 0.5%
Atkore International Group, Inc.*	53,700	1,629,795

Electronic Equipment, Instruments & Components 3.7%
Anixter International, Inc.*	13,200	912,384
CDW Corp.	36,200	4,461,288
Itron, Inc.*	30,300	2,240,988
SYNNEX Corp.	39,200	4,425,680

		12,040,340

Energy Equipment & Services 0.1%
Matrix Service Co.*	16,000	274,240

Entertainment 0.3%
Viacom, Inc. (Class B Stock)	40,500	973,215

Equity Real Estate Investment Trusts (REITs) 2.5%
Franklin Street Properties Corp.	65,200	551,592
GEO Group, Inc. (The)	140,000	2,427,600
Kite Realty Group Trust	16,600	268,090
Park Hotels & Resorts, Inc.	21,728	542,548
Ryman Hospitality Properties, Inc.	44,400	3,632,364
Xenia Hotels & Resorts, Inc.	24,100	508,992

		7,931,186

Food Products 3.1%
Bunge Ltd.	53,800	3,046,156
Pilgrim’s Pride Corp.*	101,600	3,255,772
Tyson Foods, Inc. (Class A Stock)	43,300	3,729,862

		10,031,790

Gas Utilities 0.8%
UGI Corp.	49,700	2,498,419

Health Care Equipment & Supplies 5.7%
Cooper Cos., Inc. (The)	11,100	3,296,700
DENTSPLY SIRONA, Inc.	29,700	1,583,307
Edwards Lifesciences Corp.*	3,800	835,658
Hologic, Inc.*	30,900	1,560,141

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Integer Holdings Corp.*	18,700	$1,412,972
Masimo Corp.*	4,300	639,797
Medtronic PLC	22,500	2,443,950
STERIS PLC	23,500	3,395,515
Zimmer Biomet Holdings, Inc.	24,400	3,349,388

		18,517,428

Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	11,200	922,096
Anthem, Inc.	5,600	1,344,560
Centene Corp.*	74,000	3,201,240
CVS Health Corp.	34,000	2,144,380
HCA Healthcare, Inc.	4,400	529,848
Molina Healthcare, Inc.*	1,000	109,720

		8,251,844

Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.*	139,100	1,527,318
Simulations Plus, Inc.	6,700	232,490

		1,759,808

Hotels, Restaurants & Leisure 1.4%
Extended Stay America, Inc., UTS	29,400	430,416
Starbucks Corp.	47,000	4,155,740

		4,586,156

Household Durables 0.5%
M/I Homes, Inc.*	41,800	1,573,770
Toll Brothers, Inc.	4,300	176,515

		1,750,285

Household Products 0.1%
Spectrum Brands Holdings, Inc.	3,217	169,600

Independent Power & Renewable Electricity Producers 2.1%
NRG Energy, Inc.	123,500	4,890,600
Vistra Energy Corp.	69,100	1,847,043

		6,737,643

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Industrial Conglomerates 1.5%
General Electric Co.	553,300	$4,946,502

Insurance 1.4%
American Equity Investment Life Holding Co.	43,100	1,043,020
CNA Financial Corp.	2,200	108,350
MetLife, Inc.	70,000	3,301,200

		4,452,570

Interactive Media & Services 2.5%
Alphabet, Inc. (Class A Stock)*	600	732,684
Alphabet, Inc. (Class C Stock)*	362	441,278
Facebook, Inc. (Class A Stock)*(u)	38,400	6,838,272
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	15,100	142,091

		8,154,325

Internet & Direct Marketing Retail 2.8%
1-800-Flowers.com, Inc. (Class A Stock)*	55,600	822,602
Amazon.com, Inc.*	600	1,041,546
eBay, Inc.	121,300	4,728,274
Qurate Retail, Inc. (Class A Stock)*	229,600	2,368,324

		8,960,746

IT Services 4.7%
Booz Allen Hamilton Holding Corp.	3,800	269,876
CACI International, Inc. (Class A Stock)*	3,500	809,410
DXC Technology Co.	47,900	1,413,050
FleetCor Technologies, Inc.*	12,500	3,584,750
International Business Machines Corp.	2,000	290,840
Perspecta, Inc.	102,200	2,669,464
Virtusa Corp.*	11,900	428,638
Visa, Inc. (Class A Stock)(u)	32,700	5,624,727

		15,090,755

Life Sciences Tools & Services 1.5%
Charles River Laboratories International, Inc.*	5,400	714,798
IQVIA Holdings, Inc.*	21,400	3,196,732
Thermo Fisher Scientific, Inc.	2,800	815,556

		4,727,086

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery 2.2%
Gates Industrial Corp. PLC*	56,700	$570,969
Meritor, Inc.*	73,900	1,367,150
Oshkosh Corp.	60,500	4,585,900
Wabash National Corp.	34,900	506,399

		7,030,418

Media 1.3%
Discovery, Inc. (Class C Stock)*	174,700	4,301,114

Metals & Mining 0.3%
Steel Dynamics, Inc.	36,400	1,084,720

Mortgage Real Estate Investment Trusts (REITs) 0.3%
Colony Credit Real Estate, Inc.	27,900	403,434
Western Asset Mortgage Capital Corp.	45,300	437,145

		840,579

Multiline Retail 0.2%
Big Lots, Inc.	28,800	705,600

Multi-Utilities 0.9%
MDU Resources Group, Inc.	100,400	2,830,276

Oil, Gas & Consumable Fuels 1.0%
Ardmore Shipping Corp. (Ireland)*	19,100	127,779
Kinder Morgan, Inc.	34,400	708,984
World Fuel Services Corp.	59,400	2,372,436

		3,209,199

Personal Products 0.4%
Avon Products, Inc. (United Kingdom)*	282,100	1,241,240

Pharmaceuticals 1.0%
Horizon Therapeutics PLC*	118,700	3,232,201

Professional Services 0.8%
Barrett Business Services, Inc.	6,200	550,684
Korn Ferry	54,000	2,086,560

		2,637,244

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Real Estate Management & Development 0.2%
Newmark Group, Inc. (Class A Stock)	55,400	$501,924

Semiconductors & Semiconductor Equipment 2.3%
Diodes, Inc.*	64,600	2,593,690
Intel Corp.	11,800	608,054
Ultra Clean Holdings, Inc.*	31,100	455,148
Universal Display Corp.	22,300	3,744,170

		7,401,062

Software 11.5%
Cision Ltd.*	137,300	1,055,837
Fortinet, Inc.*	8,700	667,812
Intuit, Inc.	18,600	4,946,484
LogMeIn, Inc.	60,800	4,314,368
Microsoft Corp.(u)	70,300	9,773,809
Nuance Communications, Inc.*	194,300	3,169,033
Oracle Corp.	102,200	5,624,066
Progress Software Corp.	53,800	2,047,628
SS&C Technologies Holdings, Inc.	83,500	4,306,095
Symantec Corp.	41,700	985,371
Synopsys, Inc.*	2,500	343,125

		37,233,628

Specialty Retail 0.9%
Asbury Automotive Group, Inc.*	17,500	1,790,775
Michaels Cos., Inc. (The)*	85,300	835,087
Sonic Automotive, Inc. (Class A Stock)	13,200	414,612

		3,040,474

Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.(u)	40,200	9,003,594
Diebold Nixdorf, Inc.*	149,700	1,676,640
HP, Inc.	79,000	1,494,680
Xerox Holdings Corp.	4,700	140,577

		12,315,491

Tobacco 0.7%
Altria Group, Inc.	58,900	2,409,010

Trading Companies & Distributors 3.2%
BMC Stock Holdings, Inc.*	99,200	2,597,056

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description			Shares	Value
COMMON STOCKS (Continued)

Trading Companies & Distributors (cont’d.)
GMS, Inc.*			109,900	$3,156,328
Herc Holdings, Inc.*			16,400	762,764
WESCO International, Inc.*			78,600	3,754,722

				10,270,870

TOTAL LONG-TERM INVESTMENTS (cost $291,233,088)				312,674,777

SHORT-TERM INVESTMENTS 0.7%

AFFILIATED MUTUAL FUND 0.6%
PGIM Core Ultra Short Bond Fund (cost $1,882,424)(w)			1,882,424	1,882,424

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(K)(N) 0.1%
U.S. Treasury Bills (cost $398,328)	1.914%	12/19/19	400	398,485

TOTAL SHORT-TERM INVESTMENTS (cost $2,280,752)				2,280,909

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $293,513,840)				314,955,686

			Shares

SECURITIES SOLD SHORT (52.7)%

COMMON STOCKS

Aerospace & Defense (1.1)%
AeroVironment, Inc.*			11,400	(610,584)
Boeing Co. (The)			5,300	(2,016,491)
Kratos Defense & Security Solutions, Inc.*			56,200	(1,045,039)

				(3,672,114)

Auto Components (1.3)%
Dorman Products, Inc.*			22,400	(1,781,696)

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Auto Components (cont’d.)
Motorcar Parts of America, Inc.*	16,400	$(277,160)
Visteon Corp.*	25,600	(2,113,024)

		(4,171,880)

Banks (2.0)%
Columbia Banking System, Inc.	5,100	(188,190)
Commerce Bancshares, Inc.	47,500	(2,880,875)
Cullen/Frost Bankers, Inc.	39,300	(3,480,015)

		(6,549,080)

Biotechnology (2.8)%
Agios Pharmaceuticals, Inc.*	7,200	(233,280)
Alnylam Pharmaceuticals, Inc.*	38,100	(3,064,002)
Atara Biotherapeutics, Inc.*	28,200	(398,184)
BioCryst Pharmaceuticals, Inc.*	58,400	(167,316)
Dynavax Technologies Corp.*	57,600	(205,920)
Epizyme, Inc.*	37,400	(385,781)
Fate Therapeutics, Inc.*	34,800	(540,444)
Heron Therapeutics, Inc.*	64,900	(1,200,650)
Progenics Pharmaceuticals, Inc.*	42,400	(214,332)
Sarepta Therapeutics, Inc.*	35,900	(2,703,988)

		(9,113,897)

Building Products (1.5)%
AAON, Inc.	11,400	(523,717)
Lennox International, Inc.	17,700	(4,300,569)

		(4,824,286)

Capital Markets (0.2)%
Hamilton Lane, Inc. (Class A Stock)	13,800	(786,048)

Chemicals (3.3)%
Albemarle Corp.	32,100	(2,231,592)
International Flavors & Fragrances, Inc.	35,900	(4,404,571)
Quaker Chemical Corp.	9,000	(1,423,260)
Sensient Technologies Corp.	36,200	(2,485,130)

		(10,544,553)

Commercial Services & Supplies (0.1)%
US Ecology, Inc.	6,100	(390,034)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	19

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Communications Equipment (0.9)%
Lumentum Holdings, Inc.*	55,100	$(2,951,156)

Construction & Engineering (0.6)%
Argan, Inc.	8,000	(314,320)
WillScot Corp.*	93,800	(1,461,404)

		(1,775,724)

Diversified Consumer Services (0.1)%
OneSpaWorld Holdings Ltd. (Bahamas)*	14,500	(225,185)

Electronic Equipment, Instruments & Components (2.0)%
Badger Meter, Inc.	13,400	(719,580)
FARO Technologies, Inc.*	10,600	(512,510)
FLIR Systems, Inc.	58,500	(3,076,515)
Littelfuse, Inc.	7,600	(1,347,556)
Napco Security Technologies, Inc.*	10,400	(265,408)
nLight, Inc.*	27,600	(432,216)

		(6,353,785)

Entertainment (0.6)%
World Wrestling Entertainment, Inc. (Class A Stock)	24,900	(1,771,635)

Equity Real Estate Investment Trusts (REITs) (1.5)%
Americold Realty Trust	130,800	(4,848,756)

Food & Staples Retailing (0.2)%
Chefs’ Warehouse, Inc. (The)*	12,200	(491,904)

Food Products (0.6)%
Cal-Maine Foods, Inc.	23,100	(922,960)
Farmer Brothers Co.*	10,300	(133,385)
Freshpet, Inc.*	18,600	(925,722)

		(1,982,067)

Health Care Equipment & Supplies (2.6)%
Cantel Medical Corp.	11,300	(845,240)
Heska Corp.*	5,700	(403,959)
iRhythm Technologies, Inc.*	21,600	(1,600,776)
Nevro Corp.*	25,300	(2,175,041)
OrthoPediatrics Corp.*	10,500	(370,230)
Penumbra, Inc.*	20,000	(2,689,800)

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Sientra, Inc.*	30,700	$(198,936)
ViewRay, Inc.*	60,500	(175,450)

		(8,459,432)

Health Care Providers & Services (1.1)%
Guardant Health, Inc.*	47,400	(3,025,542)
PetIQ, Inc.*	19,400	(528,844)

		(3,554,386)

Health Care Technology (1.4)%
Inspire Medical Systems, Inc.*	19,300	(1,177,686)
Tabula Rasa HealthCare, Inc.*	16,100	(884,534)
Teladoc Health, Inc.*	27,800	(1,882,616)
Vocera Communications, Inc.*	25,800	(635,970)

		(4,580,806)

Hotels, Restaurants & Leisure (0.4)%
Noodles & Co.*	25,100	(142,066)
Shake Shack, Inc. (Class A Stock)*	12,900	(1,264,716)

		(1,406,782)

Household Durables (1.4)%
Leggett & Platt, Inc.	37,200	(1,522,968)
Roku, Inc.*	30,800	(3,134,208)

		(4,657,176)

Independent Power & Renewable Electricity Producers (0.1)%
Clearway Energy, Inc. (Class C Stock)	11,700	(213,525)

Insurance (1.6)%
Arthur J Gallagher & Co.	44,900	(4,021,693)
eHealth, Inc.*	15,800	(1,055,282)

		(5,076,975)

Internet & Direct Marketing Retail (0.9)%
GrubHub, Inc.*	49,200	(2,765,532)

IT Services (4.2)%
Jack Henry & Associates, Inc.	21,000	(3,065,370)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	21

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
MongoDB, Inc.*	21,100	$(2,542,128)
Okta, Inc.*	37,200	(3,662,712)
Square, Inc. (Class A Stock)*	66,400	(4,113,480)
USA Technologies, Inc.*	43,700	(320,321)

		(13,704,011)

Life Sciences Tools & Services (0.3)%
Codexis, Inc.*	41,500	(569,173)
Luminex Corp.	18,100	(373,765)

		(942,938)

Machinery (3.1)%
Deere & Co.	27,000	(4,554,360)
Helios Technologies, Inc.	21,900	(888,483)
Lindsay Corp.	8,100	(752,085)
RBC Bearings, Inc.*	1,600	(265,456)
Wabtec Corp.	26,000	(1,868,360)
Xylem, Inc.	21,100	(1,679,982)

		(10,008,726)

Media (0.7)%
Cardlytics, Inc.*	12,200	(408,944)
New York Times Co. (The) (Class A Stock)	69,900	(1,990,752)

		(2,399,696)

Multi-Utilities (0.2)%
WEC Energy Group, Inc.	6,600	(627,660)

Oil, Gas & Consumable Fuels (1.0)%
Callon Petroleum Co.*	32,800	(142,352)
Cimarex Energy Co.	59,600	(2,857,224)
Concho Resources, Inc.	3,800	(258,020)

		(3,257,596)

Pharmaceuticals (0.6)%
Dermira, Inc.*	39,800	(254,322)
Nektar Therapeutics*	83,100	(1,513,666)

		(1,767,988)

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Professional Services (1.4)%
Equifax, Inc.	27,100	$(3,812,157)
Upwork, Inc.*	58,600	(779,673)

		(4,591,830)

Semiconductors & Semiconductor Equipment (1.5)%
Advanced Micro Devices, Inc.*	149,600	(4,336,904)
Nanometrics, Inc.*	13,100	(427,322)

		(4,764,226)

Software (6.3)%
8x8, Inc.*	65,000	(1,346,800)
Anaplan, Inc.*	13,900	(653,300)
Appfolio, Inc. (Class A Stock)*	6,200	(589,868)
Coupa Software, Inc.*	33,800	(4,379,466)
DocuSign, Inc.*	20,600	(1,275,552)
Instructure, Inc.*	17,300	(670,202)
Pegasystems, Inc.	12,400	(843,820)
Q2 Holdings, Inc.*	35,700	(2,815,659)
SailPoint Technologies Holding, Inc.*	35,600	(665,364)
ShotSpotter, Inc.*	8,500	(195,755)
Smartsheet, Inc. (Class A Stock)*	46,300	(1,668,189)
Varonis Systems, Inc.*	14,700	(878,766)
Zendesk, Inc.*	58,500	(4,263,480)

		(20,246,221)

Specialty Retail (1.9)%
Advance Auto Parts, Inc.	23,600	(3,903,440)
At Home Group, Inc.*	19,900	(191,438)
Tiffany & Co.	23,200	(2,149,016)

		(6,243,894)

Technology Hardware, Storage & Peripherals (0.9)%
Immersion Corp.*	17,900	(136,935)
Pure Storage, Inc. (Class A Stock)*	154,300	(2,613,842)

		(2,750,777)

Thrifts & Mortgage Finance (0.8)%
LendingTree, Inc.*	8,300	(2,576,569)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	23

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Trading Companies & Distributors (1.5)%
Air Lease Corp.	50,000	$(2,091,000)
SiteOne Landscape Supply, Inc.*	36,400	(2,694,328)

		(4,785,328)

Wireless Telecommunication Services (0.0)%
Boingo Wireless, Inc.*	10,000	(111,000)

TOTAL SECURITIES SOLD SHORT (proceeds received $170,273,684)		(169,945,178)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 44.9% (cost $123,240,156)		145,010,508
Other assets in excess of liabilities(z) 55.1%		177,670,624

NET ASSETS 100.0%		$322,681,132

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Position:
48	S&P 500 E-Mini Index	Dec. 2019	$7,148,400	$(89,648)

See Notes to Financial Statements.

24

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$398,485

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,807,625	$—	$—
Air Freight & Logistics	2,497,050	—	—
Banks	7,911,237	—	—
Beverages	4,409,448	—	—
Biotechnology	18,398,949	—	—
Building Products	1,705,204	—	—
Capital Markets	3,712,363	—	—
Chemicals	7,990,570	—	—
Commercial Services & Supplies	577,980	—	—
Construction & Engineering	2,816,124	—	—
Construction Materials	4,885,052	—	—
Consumer Finance	6,393,698	—	—
Distributors	5,753,546	—	—
Diversified Consumer Services	4,390,728	—	—
Diversified Financial Services	3,407,076	—	—
Diversified Telecommunication Services	4,249,344	—	—
Electrical Equipment	1,629,795	—	—
Electronic Equipment, Instruments & Components	12,040,340	—	—
Energy Equipment & Services	274,240	—	—
Entertainment	973,215	—	—
Equity Real Estate Investment Trusts (REITs)	7,931,186	—	—
Food Products	10,031,790	—	—
Gas Utilities	2,498,419	—	—
Health Care Equipment & Supplies	18,517,428	—	—
Health Care Providers & Services	8,251,844	—	—

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	25

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Health Care Technology	$1,759,808	$—	$—
Hotels, Restaurants & Leisure	4,586,156	—	—
Household Durables	1,750,285	—	—
Household Products	169,600	—	—
Independent Power & Renewable Electricity Producers	6,737,643	—	—
Industrial Conglomerates	4,946,502	—	—
Insurance	4,452,570	—	—
Interactive Media & Services	8,154,325	—	—
Internet & Direct Marketing Retail	8,960,746	—	—
IT Services	15,090,755	—	—
Life Sciences Tools & Services	4,727,086	—	—
Machinery	7,030,418	—	—
Media	4,301,114	—	—
Metals & Mining	1,084,720	—	—
Mortgage Real Estate Investment Trusts (REITs)	840,579	—	—
Multiline Retail	705,600	—	—
Multi-Utilities	2,830,276	—	—
Oil, Gas & Consumable Fuels	3,209,199	—	—
Personal Products	1,241,240	—	—
Pharmaceuticals	3,232,201	—	—
Professional Services	2,637,244	—	—
Real Estate Management & Development	501,924	—	—
Semiconductors & Semiconductor Equipment	7,401,062	—	—
Software	37,233,628	—	—
Specialty Retail	3,040,474	—	—
Technology Hardware, Storage & Peripherals	12,315,491	—	—
Tobacco	2,409,010	—	—
Trading Companies & Distributors	10,270,870	—	—
Affiliated Mutual Fund	1,882,424	—	—
U.S. Treasury Obligation	—	398,485	—
Common Stocks—Short
Aerospace & Defense	(3,672,114)	—	—
Auto Components	(4,171,880)	—	—
Banks	(6,549,080)	—	—
Biotechnology	(9,113,897)	—	—
Building Products	(4,824,286)	—	—
Capital Markets	(786,048)	—	—
Chemicals	(10,544,553)	—	—
Commercial Services & Supplies	(390,034)	—	—
Communications Equipment	(2,951,156)	—	—
Construction & Engineering	(1,775,724)	—	—
Diversified Consumer Services	(225,185)	—	—
Electronic Equipment, Instruments & Components	(6,353,785)	—	—
Entertainment	(1,771,635)	—	—
Equity Real Estate Investment Trusts (REITs)	(4,848,756)	—	—
Food & Staples Retailing	(491,904)	—	—
Food Products	(1,982,067)	—	—

See Notes to Financial Statements.

26

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks—Short (continued)
Health Care Equipment & Supplies	$(8,459,432)	$—	$—
Health Care Providers & Services	(3,554,386)	—	—
Health Care Technology	(4,580,806)	—	—
Hotels, Restaurants & Leisure	(1,406,782)	—	—
Household Durables	(4,657,176)	—	—
Independent Power & Renewable Electricity Producers	(213,525)	—	—
Insurance	(5,076,975)	—	—
Internet & Direct Marketing Retail	(2,765,532)	—	—
IT Services	(13,704,011)	—	—
Life Sciences Tools & Services	(942,938)	—	—
Machinery	(10,008,726)	—	—
Media	(2,399,696)	—	—
Multi-Utilities	(627,660)	—	—
Oil, Gas & Consumable Fuels	(3,257,596)	—	—
Pharmaceuticals	(1,767,988)	—	—
Professional Services	(4,591,830)	—	—
Semiconductors & Semiconductor Equipment	(4,764,226)	—	—
Software	(20,246,221)	—	—
Specialty Retail	(6,243,894)	—	—
Technology Hardware, Storage & Peripherals	(2,750,777)	—	—
Thrifts & Mortgage Finance	(2,576,569)	—	—
Trading Companies & Distributors	(4,785,328)	—	—
Wireless Telecommunication Services	(111,000)	—	—
Other Financial Instruments*
Futures Contracts	(89,648)	—	—

Total	$144,522,375	$398,485	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2019 were as follows:

Software	11.5%
Health Care Equipment & Supplies	5.7
Biotechnology	5.7
IT Services	4.7
Technology Hardware, Storage & Peripherals	3.8
Electronic Equipment, Instruments & Components	3.7
Trading Companies & Distributors	3.2
Food Products	3.1
Aerospace & Defense	3.0
Internet & Direct Marketing Retail	2.8
Health Care Providers & Services	2.6%
Interactive Media & Services	2.5
Chemicals	2.5
Equity Real Estate Investment Trusts (REITs)	2.5
Banks	2.4
Semiconductors & Semiconductor Equipment	2.3
Machinery	2.2
Independent Power & Renewable Electricity Producers	2.1
Consumer Finance	2.0

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	27

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Industry Classification (continued):

Distributors	1.8%
Industrial Conglomerates	1.5
Construction Materials	1.5
Life Sciences Tools & Services	1.5
Hotels, Restaurants & Leisure	1.4
Insurance	1.4
Beverages	1.4
Diversified Consumer Services	1.4
Media	1.3
Diversified Telecommunication Services	1.3
Capital Markets	1.1
Diversified Financial Services	1.1
Pharmaceuticals	1.0
Oil, Gas & Consumable Fuels	1.0
Specialty Retail	0.9
Multi-Utilities	0.9
Construction & Engineering	0.9
Professional Services	0.8
Gas Utilities	0.8
Air Freight & Logistics	0.8
Tobacco	0.7
Affiliated Mutual Fund	0.6
Health Care Technology	0.5
Household Durables	0.5
Building Products	0.5
Electrical Equipment	0.5
Personal Products	0.4
Metals & Mining	0.3
Entertainment	0.3
Mortgage Real Estate Investment Trusts (REITs)	0.3
Multiline Retail	0.2
Commercial Services & Supplies	0.2
Real Estate Management & Development	0.2
U.S. Treasury Obligation	0.1
Energy Equipment & Services	0.1
Household Products	0.1
Securities Sold Short
Wireless Telecommunication Services	(0.0)*
Independent Power & Renewable Electricity Producers	(0.1)
Diversified Consumer Services	(0.1)
Commercial Services & Supplies	(0.1)
Food & Staples Retailing	(0.2)
Multi-Utilities	(0.2)%
Capital Markets	(0.2)
Life Sciences Tools & Services	(0.3)
Hotels, Restaurants & Leisure	(0.4)
Pharmaceuticals	(0.6)
Entertainment	(0.6)
Construction & Engineering	(0.6)
Food Products	(0.6)
Media	(0.7)
Thrifts & Mortgage Finance	(0.8)
Technology Hardware, Storage & Peripherals	(0.9)
Internet & Direct Marketing Retail	(0.9)
Communications Equipment	(0.9)
Oil, Gas & Consumable Fuels	(1.0)
Health Care Providers & Services	(1.1)
Aerospace & Defense	(1.1)
Auto Components	(1.3)
Health Care Technology	(1.4)
Professional Services	(1.4)
Household Durables	(1.4)
Semiconductors & Semiconductor Equipment	(1.5)
Trading Companies & Distributors	(1.5)
Building Products	(1.5)
Equity Real Estate Investment Trusts (REITs)	(1.5)
Insurance	(1.6)
Specialty Retail	(1.9)
Electronic Equipment, Instruments & Components	(2.0)
Banks	(2.0)
Health Care Equipment & Supplies	(2.6)
Biotechnology	(2.8)
Machinery	(3.1)
Chemicals	(3.3)
IT Services	(4.2)
Software	(6.3)

44.9
Other assets in excess of liabilities	55.1

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

28

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of September 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$89,648	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$738,106

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(475,172)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	29

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

For the six months ended September 30, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$7,620,900

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities Sold Short	Barclays Capital Group	$(169,945,178)	$169,945,178	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

30

Statement of Assets and Liabilities (unaudited)

as of September 30, 2019

Assets
Investments at value:
Unaffiliated investments (cost $291,631,416)	$313,073,262
Affiliated investments (cost $1,882,424)	1,882,424
Deposit with broker for securities sold short	178,286,118
Receivable for Fund shares sold	1,566,073
Dividends and interest receivable	554,768
Due from broker—variation margin futures	35,280
Prepaid expenses	3,093

Total Assets	495,401,018

Liabilities
Securities sold short, at value (proceeds received $170,273,684)	169,945,178
Payable for Fund shares reacquired	2,097,021
Management fee payable	280,166
Dividends and interest payable on securities sold short	186,953
Accrued expenses and other liabilities	179,493
Distribution fee payable	27,273
Affiliated transfer agent fee payable	3,802

Total Liabilities	172,719,886

Net Assets	$322,681,132

Net assets were comprised of:
Shares of beneficial interest, at par	$26,066
Paid-in capital in excess of par	294,797,676
Total distributable earnings (loss)	27,857,390

Net assets, September 30, 2019	$322,681,132

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	31

Statement of Assets and Liabilities (unaudited)

as of September 30, 2019

Class A
Net asset value and redemption price per share, ($27,826,650 ÷ 2,266,275 shares of beneficial interest issued and outstanding)	$12.28
Maximum sales charge (5.50% of offering price)	0.71

Maximum offering price to public	$12.99

Class C
Net asset value, offering price and redemption price per share,
($25,666,564 ÷ 2,177,782 shares of beneficial interest issued and outstanding)	$11.79

Class Z
Net asset value, offering price and redemption price per share,
($246,953,998 ÷ 19,835,804 shares of beneficial interest issued and outstanding)	$12.45

Class R6
Net asset value, offering price and redemption price per share,
($22,233,920 ÷ 1,786,220 shares of beneficial interest issued and outstanding)	$12.45

See Notes to Financial Statements.

32

Statement of Operations (unaudited)

Six Months Ended September 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $3,486 foreign withholding tax)	$3,112,431
Interest income	2,650,601
Affiliated dividend income	29,658

Total income	5,792,690

Expenses
Management fee	2,326,232
Distribution fee(a)	201,648
Dividend expense on short sales	882,956
Broker fees and expenses on short sales	362,777
Transfer agent’s fees and expenses (including affiliated expense of $13,362)(a)	187,043
Custodian and accounting fees	51,855
Registration fees(a)	37,415
Shareholders’ reports	28,208
Audit fee	16,076
Legal fees and expenses	9,942
Trustees’ fees	8,959
Miscellaneous	22,076

Total expenses	4,135,187
Less: Fee waiver and/or expense reimbursement(a)	(151,521)
Distribution fee waiver(a)	(8,275)

Net expenses	3,975,391

Net investment income (loss)	1,817,299

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(3,787,015)
Futures transactions	738,106
Short sales transactions	(7,964,309)

(11,013,218)

Net change in unrealized appreciation (depreciation) on:
Investments	(16,089,481)
Futures	(475,172)
Short sales	18,639,359

2,074,706

Net gain (loss) on investment transactions	(8,938,512)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(7,121,213)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	33

Statement of Operations (unaudited)

Six Months Ended September 30, 2019

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	49,648	152,000	—	—
Transfer agent’s fees and expenses	19,430	17,145	145,614	4,854
Registration fees	7,942	8,079	13,586	7,808
Fee waiver and/or expense reimbursement	(21,379)	(19,875)	(106,571)	(3,696)
Distribution fee waiver	(8,275)	—	—	—

See Notes to Financial Statements.

34

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2019	Year Ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,817,299	$3,282,580
Net realized gain (loss) on investment transactions	(11,013,218)	30,739,805
Net change in unrealized appreciation (depreciation) on investments	2,074,706	(33,432,272)

Net increase (decrease) in net assets resulting from operations	(7,121,213)	590,113

Distributions from distributable earnings
Class A	—	(775,631)
Class C	—	(676,927)
Class Z	—	(6,686,016)
Class R6	—	(330,739)

	—	(8,469,313)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	39,669,533	246,989,633
Net asset value of shares issued in reinvestment of dividends	—	8,375,053
Cost of shares reacquired	(205,930,824)	(251,409,095)

Net increase (decrease) in net assets from Fund share transactions	(166,261,291)	3,955,591

Total increase (decrease)	(173,382,504)	(3,923,609)

Net Assets:
Beginning of period	496,063,636	499,987,245

End of period	$322,681,132	$496,063,636

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	35

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of the following six series: PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni High Income Fund, each of which are diversified funds and PGIM Global Real Estate Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Long-Short Equity Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

36

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM QMA Long-Short Equity Fund	37

Notes to Financial Statements (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

38

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales: The Fund sells a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Short sales and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or

PGIM QMA Long-Short Equity Fund	39

Notes to Financial Statements (unaudited) (continued)

return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the

40

management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 1.15% average daily net assets up to and including $5 billion and 1.13% on average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 1.15% for the reporting period ended September 30, 2019.

The Manager has contractually agreed, through July 31, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.50% of average daily net assets for Class A shares, 2.25% of average daily net assets for Class C shares, 1.25% of average daily net assets for Class Z shares, and 1.25% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes, (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbusement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution

PGIM QMA Long-Short Equity Fund	41

Notes to Financial Statements (unaudited) (continued)

fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through July 31, 2020 to limit such fees to 0.25% of the average daily net assets of the Class A shares.

For the reporting period ended September 30, 2019, PIMS received $14,737 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended September 30, 2019, PIMS received $9,521 and $1,290 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a

42

quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended September 30, 2019, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2019, were $390,427,645 and $448,941,022, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended September 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,606,509	$114,506,640	$114,230,725	$—	$—	$1,882,424	1,882,424	$29,658

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2019 were as follows:

Tax Basis	$125,771,893

Gross Unrealized Appreciation	53,212,372
Gross Unrealized Depreciation	(34,063,405)

Net Unrealized Appreciation	$19,148,967

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a

PGIM QMA Long-Short Equity Fund	43

Notes to Financial Statements (unaudited) (continued)

contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

At reporting period end, five shareholders of record, each holding greater than 5% of the Fund, held 79% of the Fund’s outstanding shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2019:
Shares sold	51,407	$620,505
Shares reacquired	(1,409,512)	(16,890,165)

Net increase (decrease) in shares outstanding before conversion	(1,358,105)	(16,269,660)
Shares issued upon conversion from other share class(es)	218,533	2,657,895
Shares reacquired upon conversion into other share class(es)	(72,077)	(869,675)

Net increase (decrease) in shares outstanding	(1,211,649)	$(14,481,440)

Year ended March 31, 2019:
Shares sold	1,298,303	$16,516,947
Shares issued in reinvestment of dividends and distributions	63,093	768,477
Shares reacquired	(1,262,949)	(15,841,513)

Net increase (decrease) in shares outstanding before conversion	98,447	1,443,911
Shares issued upon conversion from other share class(es)	23,798	297,595
Shares reacquired upon conversion into other share class(es)	(751,400)	(9,486,386)

Net increase (decrease) in shares outstanding	(629,155)	$(7,744,880)

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Class C	Shares	Amount
Six months ended September 30, 2019:
Shares sold	38,894	$452,008
Shares reacquired	(518,784)	(6,002,908)

Net increase (decrease) in shares outstanding before conversion	(479,890)	(5,550,900)
Shares reacquired upon conversion into other share class(es)	(381,799)	(4,487,329)

Net increase (decrease) in shares outstanding	(861,689)	$(10,038,229)

Year ended March 31, 2019:
Shares sold	600,861	$7,323,776
Shares issued in reinvestment of dividends and distributions	57,499	676,191
Shares reacquired	(599,699)	(7,220,262)

Net increase (decrease) in shares outstanding before conversion	58,661	779,705
Shares reacquired upon conversion into other share class(es)	(44,079)	(539,711)

Net increase (decrease) in shares outstanding	14,582	$239,994

Class Z
Six months ended September 30, 2019:
Shares sold	2,806,524	$34,595,305
Shares reacquired	(10,531,657)	(128,183,711)

Net increase (decrease) in shares outstanding before conversion	(7,725,133)	(93,588,406)
Shares issued upon conversion from other share class(es)	318,458	3,932,032
Shares reacquired upon conversion into other share class(es)	(100,871)	(1,237,043)

Net increase (decrease) in shares outstanding	(7,507,546)	$(90,893,417)

Year ended March 31, 2019:
Shares sold	12,523,590	$158,956,923
Shares issued in reinvestment of dividends and distributions	537,787	6,625,531
Shares reacquired	(17,436,505)	(219,225,827)

Net increase (decrease) in shares outstanding before conversion	(4,375,128)	(53,643,373)
Shares issued upon conversion from other share class(es)	784,492	10,020,540
Shares reacquired upon conversion into other share class(es)	(235,398)	(3,028,416)

Net increase (decrease) in shares outstanding	(3,826,034)	$(46,651,249)

Class R6
Six months ended September 30, 2019:
Shares sold	324,881	$4,001,715
Shares reacquired	(4,530,921)	(54,854,040)

Net increase (decrease) in shares outstanding before conversion	(4,206,040)	(50,852,325)
Shares issued upon conversion from other share class(es)	340	4,120

Net increase (decrease) in shares outstanding	(4,205,700)	$(50,848,205)

Year ended March 31, 2019:
Shares sold	5,220,932	$64,191,987
Shares issued in reinvestment of dividends and distributions	24,745	304,854
Shares reacquired	(734,581)	(9,121,493)

Net increase (decrease) in shares outstanding before conversion	4,511,096	55,375,348
Shares issued upon conversion from other share class(es)	212,296	2,736,378

Net increase (decrease) in shares outstanding	4,723,392	$58,111,726

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital

PGIM QMA Long-Short Equity Fund	45

Notes to Financial Statements (unaudited) (continued)

share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate of 1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Subsequent to the reporting period end, the SCA has been renewed effective October 3, 2019 and will continue to provide a commitment of $900 million through October 1, 2020. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended September 30, 2019. The average daily balance for the 36 days that the Fund had loans outstanding during the period was approximately $2,130,333, borrowed at a weighted average interest rate of 3.65%. The maximum loan outstanding amount during the period was $19,461,000. At September 30, 2019, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary

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market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Short Sales Risk: Short sales involve costs and risks. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. Although the Fund’s gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Fund already owns), the Fund gives up the opportunity for capital appreciation in the security.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM QMA Long-Short Equity Fund	47

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,				May 29, 2014(a) through March 31,
	2019		2019	2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.35		$12.56	$11.86	$11.35	$11.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.06	(0.04)	(0.07)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	(0.12)		(0.06)	0.74	0.77	0.41	1.12
Total from investment operations	(0.07)		-	0.70	0.70	0.40	1.07
Less Dividends and Distributions:
Distributions from net realized gains	-		(0.21)	-	(0.19)	(0.05)	(0.07)
Net asset value, end of period	$12.28		$12.35	$12.56	$11.86	$11.35	$11.00
Total Return(c):	(0.65)%		0.06%	5.90%	6.17%	3.67%	10.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,827		$42,954	$51,585	$33,579	$83,612	$306
Average net assets (000)	$33,099		$49,694	$39,444	$69,722	$28,971	$93
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement(f)	2.12%	(g)	2.15%	2.44%	2.30%	2.45%	2.41%	(g)
Expenses before waivers and/or expense reimbursement(f)	2.30%	(g)	2.28%	2.59%	2.44%	2.64%	3.61%	(g)
Net investment income (loss)	0.75%	(g)	0.46%	(0.35)%	(0.59)%	(0.07)%	(0.61)%	(g)
Portfolio turnover rate(h)	63%		160%	83%	83%	160%	131%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.61%, 0.65%, 0.94%, 0.72%, 0.70% and 0.63%, for the six months ended September 30, 2019, the years ended March 31,2019, March 31, 2018, March 31, 2017, March 31, 2016 and the period ended March 31, 2015, respectively.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

48

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,				May 29, 2014(a) through March 31,
	2019		2019	2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.90		$12.20	$11.61	$11.20	$10.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	(0.03)	(0.14)	(0.15)	(0.08)	(0.12)
Net realized and unrealized gain (loss) on investment transactions	(0.11)		(0.06)	0.73	0.75	0.40	1.12
Total from investment operations	(0.11)		(0.09)	0.59	0.60	0.32	1.00
Less Dividends and Distributions:
Distributions from net realized gains	-		(0.21)	-	(0.19)	(0.05)	(0.07)
Net asset value, end of period	$11.79		$11.90	$12.20	$11.61	$11.20	$10.93
Total Return(d):	(1.01)%		(0.68)%	5.08%	5.35%	2.96%	10.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,667		$36,168	$36,903	$32,783	$22,165	$214
Average net assets (000)	$30,400		$37,987	$34,263	$29,401	$5,719	$56
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement(g)	2.87%	(h)	2.91%	3.21%	3.08%	3.22%	3.16%	(h)
Expenses before waivers and/or expense reimbursement(g)	3.00%	(h)	3.00%	3.31%	3.19%	3.37%	4.32%	(h)
Net investment income (loss)	-%	(h)(i)	(0.26)%	(1.12)%	(1.31)%	(0.74)%	(1.38)%	(h)
Portfolio turnover rate(j)	63%		160%	83%	83%	160%	131%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.62%, 0.65%, 0.96%, 0.77%, 0.71% and 0.65%, for the six months ended September 30, 2019, the years ended March 31, 2019, March 31, 2018, March 31, 2017, March 31, 2016 and the period ended March 31, 2015, respectively.

(h)	Annualized.
(i)	Less than (0.005)%.
(j)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	49

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,				May 29, 2014(a) through March 31,
	2019		2019	2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.51		$12.69	$11.95	$11.41	$11.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.09	(0.01)	(0.04)	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	(0.12)		(0.06)	0.75	0.77	0.44	1.14
Total from investment operations	(0.06)		0.03	0.74	0.73	0.43	1.10
Less Dividends and Distributions:
Distributions from net realized gains	-		(0.21)	-	(0.19)	(0.05)	(0.07)
Net asset value, end of period	$12.45		$12.51	$12.69	$11.95	$11.41	$11.03
Total Return(c):	(0.48)%		0.30%	6.19%	6.40%	3.93%	11.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$246,954		$342,001	$395,409	$274,663	$163,592	$38,825
Average net assets (000)	$296,322		$391,781	$312,993	$199,471	$67,895	$23,245
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement(f)	1.87%	(g)	1.91%	2.19%	2.08%	2.18%	2.12%	(g)
Expenses before waivers and/or expense reimbursement(f)	1.94%	(g)	1.96%	2.27%	2.19%	2.40%	3.27%	(g)
Net investment income (loss)	0.99%	(g)	0.73%	(0.11)%	(0.31)%	(0.07)%	(0.44)%	(g)
Portfolio turnover rate(h)	63%		160%	83%	83%	160%	131%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.62%, 0.65%, 0.94%, 0.78%, 0.68% and 0.62%, for the six months ended September 30, 2019, the years ended March 31, 2019, March 31, 2018, March 31, 2017, March 31, 2016 and the period ended March 31, 2015, respectively.

(g)	Annualized.

See Notes to Financial Statements.

50

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	51

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended September 30,		Year Ended March 31,	May 25, 2017(a) through March 31,
	2019		2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.51		$12.68	$11.98
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.12	(0.01)
Net realized and unrealized gain (loss) on investment transactions	(0.12)		(0.08)	0.71
Total from investment operations	(0.06)		0.04	0.70
Less Dividends and Distributions:
Distributions from net realized gains	-		(0.21)	-
Net asset value, end of period	$12.45		$12.51	$12.68
Total Return(c):	(0.56)%		0.38%	5.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,234		$74,941	$16,090
Average net assets (000)	$44,742		$30,635	$15,834
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement(f)	1.87%	(g)	1.91%	2.24%	(g)
Expenses before waivers and/or expense reimbursement(f)	1.89%	(g)	1.94%	2.30%	(g)
Net investment income (loss)	0.99%	(g)	0.92%	(0.05)%	(g)
Portfolio turnover rate(h)	63%		160%	83%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.62%, 0.65% and 0.99%, for the six months ended September 30, 2019, the year ended March 31, 2019 and the period ended March 31, 2018, respectively.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

52

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM QMA Long-Short Equity Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with QMA LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board

[1]	PGIM QMA Long-Short Equity Fund is a series of Prudential Investment Portfolios 12.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

PGIM QMA Long-Short Equity Fund

Approval of Advisory Agreements (continued)

considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant

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information pertaining to both PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and QMA.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of reducing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM QMA Long-Short Equity Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2018. The Board considered that the Fund commenced operations on May 29, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund

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expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.
•	The Board considered that the Fund commenced investment operations on May 29, 2014 and that longer-term performance was not yet available.
•

The Board also considered PGIM Investments’ explanation that the Fund’s underperformance against its benchmark index was attributable to the market’s preference for large-cap growth stocks, while the Fund was overweight large-cap value stocks.

•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.50% for Class A shares, 2.25% for Class C shares, 1.25% for Class Z shares, and 1.25% for Class R6 shares through July 31, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM QMA Long-Short Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Long-Short Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA LONG-SHORT EQUITY FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PLHAX	PLHCX	PLHZX	PLHQX
CUSIP	744336868	744336850	744336843	744336736

MF221E2

PGIM SHORT DURATION MUNI HIGH INCOME FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Maximum amount of income that is eligible for exclusion from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of September 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Short Duration Muni High Income Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Short Duration Muni High Income Fund informative and useful. The report covers performance for the six-month period ended September 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration Muni High Income Fund

November 15, 2019

PGIM Short Duration Muni High Income Fund	5

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 9/30/19 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 9/30/19 (with sales charges)
		One Year (%)	Five Years (%)	Since Inception (%)
Class A	2.64	3.14	2.38	2.44 (5/29/14)
Class C	2.26	3.74	2.08	2.09 (5/29/14)
Class Z	2.77	5.88	3.11	3.13 (5/29/14)
Class R6	2.77	5.78	N/A	3.49 (5/25/17)
Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index
	2.63	6.14	2.15	—
Bloomberg Barclays Municipal Bond Index
	3.74	8.55	3.66	—

*Not annualized

Source: PGIM Investments LLC, and Bloomberg Barclays

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	2.25% of the public offering price (3.25% of the public offering price for purchases prior to July 15, 2019).	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase (1.00% on sales of $1 million or more made within 12 months of purchase for purchases prior to July 15, 2019).	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

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Benchmark Definitions

Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index—The Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index consists of the Bloomberg Barclays Municipal Bond 1-8 Year Index (50%), which is an unmanaged index that includes all benchmark-eligible investment-grade municipal bonds with maturities from 1 to 8 years, and the Bloomberg Barclays Municipal High Yield 1-8 Year Index (50%), which is an unmanaged index that includes all benchmark-eligible Ba1 or lower rated and non-rated municipal bonds with maturities from 1 to 8 years. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares are 2.18% and 4.09% for Class R6 shares.

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares are 3.73% and 4.04% for Class R6 shares.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Distributions and Yields as of 9/30/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			37.00%	40.80%		37.00%	40.80%
Class A	0.11	1.47	2.33	2.48	1.30	2.06	2.20
Class C	0.07	0.75	1.19	1.27	0.54	0.86	0.91
Class Z	0.12	1.75	2.78	2.96	1.55	2.46	2.62
Class R6	0.12	1.75	2.78	2.96	0.89	1.41	1.50

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal and applicable state tax rates.

PGIM Short Duration Muni High Income Fund	7

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 9/30/19 (%)
AAA	1.8
AA	16.7
A	32.6
BBB	28.5
BB	9.0
B	2.5
CC	0.9
Not Rated	7.7
Cash/Cash Equivalents	0.3
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over

PGIM Short Duration Muni High Income Fund	9

Fees and Expenses (continued)

the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration Muni High Income Fund		Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,026.40	0.85%	$4.31
	Hypothetical	$1,000.00	$1,020.75	0.85%	$4.29
Class C	Actual	$1,000.00	$1,022.60	1.60%	$8.09
	Hypothetical	$1,000.00	$1,017.00	1.60%	$8.07
Class Z	Actual	$1,000.00	$1,027.70	0.60%	$3.04
	Hypothetical	$1,000.00	$1,022.00	0.60%	$3.03
Class R6	Actual	$1,000.00	$1,027.70	0.60%	$3.04
	Hypothetical	$1,000.00	$1,022.00	0.60%	$3.03

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2019, and divided by the 366 days in the Fund’s fiscal year ending March 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of September 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.2%

Alabama 0.1%
Selma Industrial Development Board, Revenue, International Paper Co., Series A, Rfdg, (Mandatory Put Date 10/01/24)	2.000%		11/01/33	250	$250,335

Alaska 0.7%
Alaska Industrial Development & Export Authority, Revenue, Tanana Chiefs Conference Project, Series A	5.000		10/01/29	1,000	1,239,420

Arizona 3.9%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B, 3 Month LIBOR + 0.810%	2.364	(c)	01/01/37	2,005	1,962,735
Arizona Industrial Development Authority, Revenue, Pinecrest Academy Horizon, Series A, 144A	5.000		07/15/28	500	557,865
Chandler Industrial Development Authority, Revenue, Intel Corp., AMT, (Mandatory Put Date 06/03/24)	5.000		06/01/49	1,000	1,147,530
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750		07/01/24	475	492,774
Maricopa County Industrial Development Authority, Revenue, Reid Traditional Schools Project	4.000		07/01/26	500	536,460
Salt Verde Finance Corp., National Gas Utility, Revenue	5.250		12/01/21	555	596,325
Revenue	5.250		12/01/26	1,025	1,247,548

					6,541,237

California 3.8%
California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg	4.000		06/01/26	430	458,075
California Pollution Control Financing Authority, Revenue, Green Bond Project, AMT, 144A	7.000		07/01/22	250	256,257
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000		07/01/21	400	415,040
Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000		07/01/24	270	294,583
Revenue, Green Dot Public School Project, Series A, 144A	4.000		08/01/25	330	363,568
Revenue, KIPP Project, Series A, 144A	3.625		07/01/25	475	497,985

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	11

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
Chula Vista Municipal Financing Authority, Special Tax, Rfdg	5.000%		09/01/21	755	$806,597
City of Roseville, Westpark Community Facility District No.1, Special Tax, Rfdg	5.000		09/01/22	225	246,517
Golden State Tobacco Securitization Corp., Revenue, Series A-1, Rfdg	5.000		06/01/26	985	1,165,088
Revenue, Series A-1, Rfdg	5.000		06/01/27	1,000	1,202,980
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series B, 3 Month LIBOR + 1.450%	2.896	(c)	11/15/27	700	709,569

					6,416,259

Colorado 5.2%
City & County of Denver, Revenue, United Airlines, Inc., AMT, Rfdg	5.000		10/01/32	500	547,670
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Building Corp. Stem Project, Rfdg	4.000		11/01/24	500	510,630
Colorado Health Facilities Authority, Revenue, Christian Living Neighborhood, Rfdg	4.000		01/01/22	300	313,248
Revenue, Commonspirit Health, Series B-2, Rfdg, (Mandatory Put Date 02/01/26)	5.000		08/01/49	2,330	2,764,731
Revenue, National Jewish Health Initiatives, Rfdg	5.000		01/01/20	695	699,740
Revenue, National Jewish Health Initiatives, Rfdg	5.000		01/01/22	125	132,435
Revenue, National Jewish Health Initiatives, Rfdg	5.000		01/01/24	315	332,338
Revenue, Retirement Communities, Series A, Rfdg	4.000		12/01/19	515	517,060
Revenue, Valley View Hospital Association Project, Rfdg, (Mandatory Put Date 05/15/23)	2.800		05/15/42	975	1,007,370
E-470 Public Highway Authority, Revenue, Series A, Rfdg	5.000		09/01/20	650	670,566
Park Creek Metropolitan District, Revenue, Series A, Rfdg	5.000		12/01/23	1,100	1,243,198

					8,738,986

Connecticut 1.9%
Harbor Point Infrastructure Improvement District, Special Assessment, Rfdg, 144A	5.000		04/01/22	900	955,269
State of Connecticut, Series C, GO	5.000		06/15/26	1,000	1,209,650

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Connecticut (cont’d.)
State of Connecticut, Special Tax, Revenue, Series A	5.000%	08/01/25	660	$787,974
Revenue, Transportation Infrastructure, Series A	5.000	09/01/24	270	314,712

				3,267,605

Delaware 0.7%
Delaware State Economic Development Authority, Revenue, Aspira Charter School, Series A	3.250	06/01/26	800	821,728
Revenue, Newark Charter School, Series A, Rfdg	2.800	09/01/26	385	395,141

				1,216,869

District of Columbia 2.0%
District of Columbia Friendship Public Charter School, Revenue	3.550	06/01/22	495	505,930
District of Columbia KIPP Charter School, Revenue, KIPP Project, Series B, Rfdg	5.000	07/01/27	145	173,419
Revenue, Rfdg (Escrowed to Maturity Date 07/01/23)(ee)	5.000	07/01/23	275	297,731
Metropolitan Washington Airports Authority, Revenue, AMT, Rfdg	5.000	10/01/26	2,000	2,440,220

				3,417,300

Florida 7.5%
City of Tallahassee, Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/23	255	287,319
Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/25	550	647,735
Cityplace Community Development District, Special Assessment, Rfdg	5.000	05/01/20	740	754,859
Florida Development Finance Corp., Revenue, Virgin Trains USA Pass, Series A, AMT, Rfdg, (Mandatory Put Date 01/01/24), 144A	6.250	01/01/49	1,000	931,830
Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg	4.000	04/01/21	40	41,499
Greater Orlando Aviation Authority, Revenue, Jet Blue Airways Corp., Rfdg	5.000	11/15/26	500	542,420
Lakewood Ranch Stewardship District, Special Assessment	4.000	05/01/21	370	374,695
Special Assessment	4.250	05/01/25	300	310,623
Special Assessment	4.250	05/01/26	250	260,995
Special Assessment	4.625	05/01/27	500	534,545
Martin County Industrial Development Authority, Revenue, Indiantown Co-Generation LP, Rfdg, 144A	3.950	12/15/21	250	253,487

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	13

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg	4.000%	05/01/27	1,000	$1,097,040
Orange County Health Facilities Authority, Revenue, Orlando Healthcare, Inc., Series A, Rfdg	5.000	10/01/23	150	171,218
Revenue, Orlando Regional Healthcare, NATL, Series C, Rfdg (Escrowed to Maturity Date 10/01/21)(ee)	6.250	10/01/21	40	41,930
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750	06/01/24	450	503,163
Pinellas County Industrial Development Authority, Revenue, 2017 Foundation for Global Understanding, Inc.	5.000	07/01/29	500	599,095
Village Community Development District No. 04, Special Assessment, Revenue, Rfdg	4.125	05/01/21	95	96,454
Village Community Development District No. 05, Phase I, Special Assessment, Revenue, Rfdg	3.000	05/01/21	150	151,883
Village Community Development District No. 06, Special Assessment, Revenue, Rfdg	3.000	05/01/20	195	196,626
Special Assessment, Revenue, Rfdg	3.000	05/01/21	165	168,493
Special Assessment, Revenue, Rfdg	4.000	05/01/26	245	271,609
Village Community Development District No. 07, Special Assessment, Revenue, Rfdg	3.000	05/01/20	900	904,428
Special Assessment, Revenue, Rfdg	4.000	05/01/21	1,205	1,239,499
Special Assessment, Revenue, Rfdg	4.000	05/01/24	845	909,820
Special Assessment, Revenue, Rfdg	4.000	05/01/25	250	272,825
Special Assessment, Revenue, Rfdg	4.000	05/01/26	290	316,204
Village Community Development District No. 10, Special Assessment, Revenue	4.500	05/01/23	210	221,615
Village Community Development District No. 12, Special Assessment, Revenue	2.875	05/01/21	335	338,139
Special Assessment, Revenue, 144A	3.250	05/01/23	250	255,455

				12,695,503

Georgia 4.3%
Atlanta Development Authority, Revenue, Senior Healthcare Facilities, Georgia Proton
Treatment Center, Series A-1	6.000	01/01/23	300	306,531
Burke County Development Authority, Revenue, Georgia Power Co. Plant Vogtle Project, (Mandatory Put Date 05/25/23)	2.250	10/01/32	250	253,345
Revenue, Georgia Power Co. Plant Vogtle Project, Rfdg, (Mandatory Put Date 08/22/24)	1.700	12/01/49	1,000	989,690
Revenue, Oglethorpe Power Corp., Series V, Rfdg, (Mandatory Put Date 02/01/25)	3.250	11/01/45	500	519,960

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Georgia (cont’d.)
Main Street Natural Gas, Inc., Revenue, Series B, (Mandatory Put Date 09/01/23), 1 Month LIBOR + 0.750%	2.150	%(c)	04/01/48	1,000	$1,005,960
Revenue, Series B, (Mandatory Put Date 12/01/24)	4.000		08/01/49	1,000	1,125,830
Revenue, Sub-Series C, (Mandatory Put Date 12/01/23)	4.000		08/01/48	1,000	1,085,480
Municipal Electric Authority of Georgia, Power Revenue, Series HH, Rfdg	5.000		01/01/29	1,000	1,230,820
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000		04/01/22	625	681,006

					7,198,622

Guam 0.3%
Territory of Guam, GO, AMT	5.000		11/15/31	500	587,185

Idaho 0.6%
County of Nez Perce, Revenue, Rfdg	2.750		10/01/24	1,000	1,040,340

Illinois 17.3%
Chicago Board of Education, Series A, GO, AMBAC, Rfdg	5.500		12/01/23	360	402,678
Series A, GO, Rfdg	4.000		12/01/20	500	510,625
Series A, GO, Rfdg	4.000		12/01/27	500	541,505
Series A, GO, Rfdg, CABs	2.940	(s)	12/01/26	500	404,710
Series C, GO, Rfdg	5.000		12/01/22	1,500	1,625,145
Series F, GO, Rfdg	5.000		12/01/19	425	426,959
Series F, GO, Rfdg	5.000		12/01/20	405	418,231
Series F, GO, Rfdg	5.000		12/01/22	1,000	1,083,430
Series F, GO, Rfdg (Escrowed to Maturity Date 12/01/19)(ee)	5.000		12/01/19	70	70,418
Chicago O’Hare International Airport, Revenue, Series C, AMT, Rfdg	5.000		01/01/23	200	221,338
Chicago Transit Authority, Revenue, Federal Transit Administration Section 530, AGM, Rfdg	5.000		06/01/22	1,630	1,724,491
City of Chicago, Series 2003 B, GO, Rfdg	5.000		01/01/23	370	398,875
Series A, GO	5.000		01/01/20	200	201,394
Series A, GO, Rfdg (Escrowed to Maturity Date 01/01/24)(ee)	5.000		01/01/24	335	337,368

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	15

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
City of Chicago, (cont’d.)
Series C, GO, Rfdg	5.000%		01/01/20	250	$251,742
Series C, GO, Rfdg	5.000		01/01/22	1,020	1,076,712
City of Chicago Wastewater Transmission, Revenue, Second Lien	4.000		01/01/20	1,120	1,126,272
Revenue, Second Lien	5.000		01/01/25	445	475,950
Revenue, Second Lien, Series C, Rfdg	5.000		01/01/22	990	1,061,973
City of Chicago Waterworks, Revenue, Second Lien Project, Rfdg	4.000		11/01/21	375	392,257
Revenue, Second Lien, Rfdg	4.000		11/01/19	490	490,892
Revenue, Second Lien, Rfdg	4.000		11/01/20	1,065	1,090,986
Revenue, Second Lien, Rfdg	4.000		11/01/24	110	117,104
Revenue, Second Lien, Rfdg	5.000		11/01/20	385	398,498
Revenue, Second Lien, Rfdg	5.000		11/01/22	750	824,160
City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000		03/01/22	300	324,210
County of Cook, Series A, GO, Rfdg	5.000		11/15/23	1,000	1,128,990
Illinois Finance Authority, Revenue, Presbyterian Homes, Series B, Rfdg, (Mandatory Put Date 05/01/21), 1 Month LIBOR + 1.350%	2.820	(c)	05/01/36	500	501,155
Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A, Rfdg	5.000		01/01/28	1,080	1,346,566
Railsplitter Tobacco Settlement Authority, Revenue	5.000		06/01/24	565	649,903
Revenue	5.375		06/01/21	705	748,689
Regional Transportation Authority, Revenue, NATL, Series A, Rfdg	5.500		07/01/25	760	920,178
State of Illinois, GO	5.000		02/01/22	200	212,280
GO	5.000		05/01/23	110	119,684
GO, AGM, Rfdg	4.000		01/01/20	525	528,071
Revenue, Junior Series D, BAM, Rfdg	5.000		06/15/25	1,325	1,523,061
Revenue, Rfdg	5.000		06/15/24	705	770,050
Series 2010, GO, AGM, Rfdg	5.000		01/01/20	200	201,660
Series A, GO	4.000		01/01/23	360	372,247
Series A, GO	5.000		04/01/20	455	461,470
Series B, GO, Rfdg	5.250		01/01/21	715	742,106
Series D, GO	5.000		11/01/23	1,560	1,707,592
Series D, GO	5.000		11/01/27	750	858,360

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
University of Illinois, Revenue, Series A, Rfdg	5.000%	04/01/26	425	$498,827

				29,288,812

Indiana 1.2%
City of Rockport, Revenue, Power Co. Project, Series A, Rfdg	3.050	06/01/25	500	530,710
City of Whiting Environmental Facilities, Revenue, BP Products N.A., AMT, Rfdg, (Mandatory Put Date 06/05/26)	5.000	12/01/44	500	593,300
Gary Chicago International Airport Authority, Revenue, AMT	5.000	02/01/20	835	843,742

				1,967,752

Iowa 0.7%
Iowa Finance Authority, Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Rfdg	5.000	12/01/19	315	316,427
PEFA, Inc., Revenue, Gas Project, Series A-1, (Mandatory Put Date 09/01/26)	5.000	09/01/49	750	886,800

				1,203,227

Kentucky 1.7%
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250	06/01/20	615	627,398
Kentucky Public Energy Authority, National Gas Utility, Revenue, Series A-1, (Mandatory Put Date 06/01/25)	4.000	12/01/49	1,000	1,106,960
Revenue, Series B, (Mandatory Put Date 01/01/25)	4.000	01/01/49	1,000	1,105,140

				2,839,498

Louisiana 1.0%
City of New Orleans, GO, Rfdg	5.000	12/01/22	100	110,732
GO, Rfdg	5.000	12/01/23	150	170,822
City of New Orleans Sewerage Service, Revenue	5.000	06/01/23	300	335,142
Revenue	5.000	06/01/24	200	229,472
Revenue, Rfdg	5.000	06/01/20	350	357,983

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	17

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Louisiana (cont’d.)
Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation, Rfdg	5.000%	05/15/22	265	$287,239
Parish of St. John the Baptist, Revenue, Marathon Oil Corp., Rfdg, (Mandatory Put Date 07/01/24)	2.100	06/01/37	200	200,824

				1,692,214

Maryland 0.4%
Frederick County Special Obligation, Urbana Community Development Authorization, Special Tax, Series A, Rfdg	5.000	07/01/20	100	102,893
Special Tax, Series A, Rfdg	5.000	07/01/21	100	102,776
Maryland Economic Development Corp., Revenue, Transportation Project, Series A, Rfdg	5.000	06/01/24	350	400,225

				605,894

Massachusetts 0.8%
Massachusetts Development Finance Agency, Revenue, International Charter School, Rfdg	4.000	04/15/20	110	110,960
Revenue, Series A, Rfdg	5.000	07/01/28	500	619,130
Massachusetts Port Authority, Revenue, Series C, AMT, Rfdg	5.000	07/01/29	500	642,370

				1,372,460

Michigan 0.7%
City of Detroit, GO	5.000	04/01/21	500	517,670
Michigan Finance Authority, Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000	07/01/22	400	438,328
Oakland County Economic Development Corp., Revenue, Roman Catholic Archdiocese, Rfdg	6.500	12/01/20	160	162,194

				1,118,192

Minnesota 0.3%
City of St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Care System Project, Rfdg (Escrowed to Maturity Date 11/15/20)(ee)	5.000	11/15/20	500	520,315

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Mississippi 0.3%
Mississippi Business Finance Corp., Pollution Control Revenue, Rfdg	3.200%		09/01/28	500	$512,520

Missouri 0.7%
Kansas City Industrial Development Authority, Revenue, International Airport Terminal, Series B, AMT	5.000		03/01/29	1,000	1,260,730

Nevada 0.5%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000		07/01/21	500	530,595
State of Nevada Department of Business & Industry, Revenue, Somerset Academy, Series A, 144A	4.500		12/15/29	250	271,365

					801,960

New Jersey 5.8%
Casino Reinvestment Development Authority, Revenue, Rfdg	4.000		11/01/19	500	500,740
New Jersey Building Authority, Revenue, Series A, Rfdg	5.000		06/15/21	625	660,107
Revenue, Series A, Rfdg (Escrowed to Maturity Date 06/15/21)(ee)	5.000		06/15/21	60	63,694
New Jersey Economic Development Authority, Revenue, Continental Airlines, Inc., Rfdg	5.750		09/15/27	700	773,185
Revenue, Port Newark Container, AMT, Rfdg	5.000		10/01/21	500	530,765
Revenue, Series XX, Rfdg	5.000		06/15/22	860	933,926
Revenue, Series XX, Rfdg	5.000		06/15/24	420	477,082
Revenue, State Appropriation, Series B, Rfdg	4.000		11/01/25	150	163,977
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	4.500		07/01/20	310	316,318
Revenue, University Hospital, Series A, AGM, Rfdg	5.000		07/01/23	500	556,950
Revenue, Virtua Health, Rfdg	5.000		07/01/21	125	132,760
New Jersey Transportation Trust Fund Authority, Revenue, Series B, AGM, Rfdg	5.500		12/15/21	175	190,034
Revenue, Series B-5, Rfdg	5.250		12/15/19	440	443,168
Revenue, Transportation Program, Series AA	5.000		06/15/22	455	494,744
Revenue, Transportation System, Series A, Rfdg	5.000		12/15/23	250	282,290
New Jersey Turnpike Authority, Revenue, Series D-1, Rfdg, 1 Month LIBOR + 0.700%	2.162	(c)	01/01/24	1,000	1,005,000
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000		11/01/20	100	103,464
Revenue, Series A, Rfdg	5.000		11/01/21	350	373,226

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	19

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
Tobacco Settlement Financing Corp., Revenue, Series A, Rfdg	5.000%	06/01/26	295	$353,410
Revenue, Series A, Rfdg	5.000	06/01/27	1,200	1,462,728

				9,817,568

New York 3.6%
New York State Energy Research & Development Authority, Revenue, Series B, Rfdg, (Mandatory Put Date 05/01/20)	2.000	02/01/29	500	501,320
New York Transportation Development Corp., Revenue, Delta Air Lines, Inc., AMT	5.000	01/01/27	2,000	2,400,280
Revenue, Terminal One Group Association, AMT, Rfdg	5.000	01/01/22	1,000	1,069,720
Revenue, Terminal One Group Association, AMT, Rfdg	5.000	01/01/23	1,000	1,098,350
Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000	12/01/20	1,050	1,075,347

				6,145,017

North Carolina 0.3%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield, Rfdg	5.000	10/01/20	500	513,335

North Dakota 0.3%
Burleigh County Healthcare, St. Alexius Medical Center Project, Revenue, Series A, Rfdg (Escrowed to Maturity Date 07/01/20)(ee)	4.000	07/01/20	500	509,320

Ohio 4.5%
Buckeye Tobacco Settlement Financing Authority, Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125	06/01/24	2,835	2,835,000
Revenue, Asset-Backed, Senior Turbo, Series A-2	5.875	06/01/30	1,000	1,002,380
Cleveland-Cuyahoga County Port Authority, Revenue, Playhouse Square Foundation Project, Rfdg	5.000	12/01/28	250	279,600
County of Cuyahoga, Revenue, MetroHealth System, Rfdg	4.000	02/15/29	1,200	1,304,244
Revenue, MetroHealth System, Rfdg	5.000	02/15/25	695	790,861
Lancaster Port Authority, Natural Gas, Revenue, Series A, Rfdg, (Mandatory Put Date 02/01/25)	5.000	08/01/49	250	290,163

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Ohio (cont’d.)
Ohio Air Quality Development Authority, Revenue, American Electric Power Co. Project, Series A, (Mandatory Put Date 10/01/29)	2.400%	12/01/38	500	$503,010
Revenue, Pratt Paper LLC Project, AMT, 144A	3.750	01/15/28	500	541,825

				7,547,083

Oklahoma 1.5%
Oklahoma Development Finance Authority, Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/25	800	934,048
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/29	1,100	1,351,130
Tulsa Airports Improvement Trust, Revenue, American Airlines Group, AMT, Rfdg, (Mandatory Put Date 06/01/25)	5.000	06/01/35	250	282,163

				2,567,341

Oregon 0.1%
Hospital Facilities Authority of Multnomah County, Revenue, Mirabella at South Water Front, Series A, Rfdg	5.000	10/01/19	110	110,000

Pennsylvania 5.5%
Allegheny County Hospital Development Authority, Revenue, Allegheny Health Network, Series A, Rfdg	5.000	04/01/27	1,000	1,229,070
Chester County Industrial Development Authority, Revenue, Renaissance Academy Christian School, Rfdg	3.750	10/01/24	330	340,577
Revenue, Renaissance Academy Christian School, Rfdg	5.000	10/01/34	260	287,261
Commonwealth Financing Authority, Revenue, Tobacco Master Settlement Payment	5.000	06/01/25	1,000	1,176,230
Commonwealth of Pennsylvania, First Series, GO, Rfdg	5.000	08/15/25	1,000	1,196,980
Series A, Certificate of Participation, Rfdg	5.000	07/01/26	500	604,740
East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000	12/01/23	500	566,810
Montgomery County Industrial Development Authority, Revenue, Exelon Generation Co., Series A, AMT, Rfdg, (Mandatory Put Date 04/01/20)	2.700	10/01/34	1,000	1,005,870

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	21

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Pennsylvania (cont’d.)
Moon Industrial Development Authority, Revenue, Baptist Homes Society, Rfdg	5.000%		07/01/20	165	$167,351
Pennsylvania Turnpike Commission, Revenue, Rfdg	5.000		12/01/29	1,000	1,276,490
Revenue, Series A-2, Rfdg	5.000		12/01/26	685	848,126
Revenue, Sub-Series A	5.000		12/01/29	500	638,660

					9,338,165

Puerto Rico 2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue, Senior Lien, Series A	4.000		07/01/22	1,410	1,459,350
Puerto Rico Sales Tax Financing Corp., Revenue, Series A-1, CABs	3.515	(s)	07/01/27	1,607	1,278,851
Revenue, Series A-1, CABs	3.878	(s)	07/01/24	1,304	1,137,909

					3,876,110

Rhode Island 1.7%
Tobacco Settlement Financing Corp., Revenue, Series A, Rfdg	5.000		06/01/22	540	586,505
Revenue, Series A, Rfdg	5.000		06/01/24	1,940	2,216,469

					2,802,974

South Carolina 0.2%
South Carolina Public Service Authority, Revenue, Santee Cooper, Series A, Rfdg	5.000		12/01/24	280	300,504

Tennessee 0.6%
Memphis-Shelby County Industrial Development Board, Senior Tax Project, Series A, Rfdg	4.750		07/01/27	650	712,075
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000		02/01/20	270	272,870

					984,945

Texas 10.9%
Austin Convention Enterprises, Inc., Revenue, First Tier Convention Center, Series A, Rfdg	5.000		01/01/26	1,500	1,763,010
Revenue, First Tier Convention Center, Series A, Rfdg	5.000		01/01/28	800	949,272
Revenue, Second Tier Convention Center, Series B, Rfdg	5.000		01/01/25	650	735,715

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg	5.000%		07/15/24	500	$561,300
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue, Rfdg	5.000		12/01/21	1,000	1,046,530
Central Texas Regional Mobility Authority, Revenue, Senior Lien, Series A, Rfdg	5.000		01/01/23	610	672,427
Revenue, Sub Lien, Rfdg	5.000		01/01/21	180	187,195
City of Houston Airport System, Revenue, Sub-Series A, AMT, Rfdg	5.000		07/01/25	1,000	1,179,830
Clifton Higher Education Finance Corp., Revenue, Idea Public Schools	3.750		08/15/22	265	272,674
Revenue, Idea Public Schools (Pre-refunded Date 08/15/21)(ee)	5.500		08/15/31	410	440,668
Revenue, Idea Public Schools, Series B	4.000		08/15/23	610	655,402
Revenue, Idea Public Schools, Series B	5.000		08/15/25	210	244,429
Dallas County Flood Control District No. 1, GO, Rfdg, 144A	5.000		04/01/20	750	760,065
Decatur Hospital Authority, Wise Regional Health Systems, Revenue, Series A, Rfdg	4.000		09/01/20	200	203,382
Revenue, Series A, Rfdg	5.000		09/01/22	150	162,008
Revenue, Series A, Rfdg	5.000		09/01/23	150	165,833
Gulf Coast Authority, Revenue, ExxonMobil Project, FRDD	1.900	(cc)	09/01/25	1,925	1,925,000
Revenue, ExxonMobil Project, FRDD	1.900	(cc)	12/01/25	850	850,000
Revenue, ExxonMobil Project, Series B, FRDD	1.800	(cc)	06/01/25	200	200,000
Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A	4.000		02/15/22	55	56,547
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000		08/15/22	485	529,625
New Hope Cultural Education Facilities Finance Corp., Revenue, Jubilee Academic Center Project, Series A, 144A	4.250		08/15/27	500	511,450
Revenue, MRC Crestview, Rfdg	4.000		11/15/26	1,060	1,138,111
Revenue, Tarelton St. University Student Housing Project, Series A	4.000		04/01/21	300	307,692
North Texas Tollway Authority, Revenue, Series A, Rfdg	5.000		01/01/21	100	104,523
Port of Port Arthur Navigation District, Revenue, Emerald Renewable Diesel, AMT, (Mandatory Put Date 10/03/19), 144A	1.900		06/01/49	1,000	1,000,010

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	23

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000%	10/01/29	630	$701,228
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series A	5.250	12/15/19	100	100,731
Revenue, Senior Lien, Series D	6.250	12/15/26	935	1,090,790

				18,515,447

Utah 1.0%
Salt Lake City Corp. Airport, Revenue, Series A, AMT	5.000	07/01/22	300	327,555
Revenue, Series A, AMT	5.000	07/01/26	1,050	1,268,463
Utah Charter School Finance Authority, Revenue, Spectrum Academy Project, 144A	4.300	04/15/25	135	135,838

				1,731,856

Vermont 0.1%
Vermont Economic Development Authority, Revenue, Wake Robin Corp. Project, Rfdg	5.000	05/01/21	100	103,865

Virginia 1.4%
Virginia College Building Authority, Revenue, Green Bond, Marymount University Project, Series B, 144A	5.000	07/01/20	500	509,440
Revenue, Marymount University Project, Series A, Rfdg, 144A	5.000	07/01/20	525	534,912
Virginia Small Business Financing Authority, Revenue, 95 Express Lanes LLC Project, AMT	5.000	01/01/44	1,000	1,063,530
Revenue, Senior Lien, Express Lanes	4.250	07/01/22	225	241,056

				2,348,938

Washington 0.9%
Port of Seattle,
Revenue, Intermediate Lien, AMT	5.000	04/01/29	1,000	1,269,370
Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000	07/01/20	325	333,733

				1,603,103

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

West Virginia 1.2%
Harrison County Commission, Revenue, Monongahela Power Co., Series A, AMT, Rfdg, (Mandatory Put Date 10/15/21)	3.000%	10/15/37	500	$512,480
West Virginia Economic Development Authority, Revenue, Appalachian Power Co., Series A, Rfdg, (Mandatory Put Date 04/01/24)	2.550	03/01/40	1,000	1,040,620
Revenue, Wheeling Power Co. Mitchell, Series A, AMT, Rfdg, (Mandatory Put Date 04/01/22)	3.000	06/01/37	500	515,215

				2,068,315

Wisconsin 1.7%
Public Finance Authority, Revenue, Bancroft Neurohealth Project, Series A, 144A	5.000	06/01/23	500	535,330
Revenue, Celanese U.S. Holdings LLC, Series A, AMT, Rfdg, 144A	5.000	01/01/24	1,000	1,109,480
Revenue, Series E, AMT, Rfdg	5.000	07/01/23	1,210	1,285,359

				2,930,169
TOTAL INVESTMENTS 100.2% (cost $164,796,330)				169,607,290
Liabilities in excess of other assets (0.2)%				(267,976)

NET ASSETS 100.0%				$169,339,314

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

CABS—Capital Appreciation Bonds

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	25

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$250,335	$—
Alaska	—	1,239,420	—
Arizona	—	6,541,237	—
California	—	6,416,259	—
Colorado	—	8,738,986	—
Connecticut	—	3,267,605	—
Delaware	—	1,216,869	—
District of Columbia	—	3,417,300	—
Florida	—	12,695,503	—
Georgia	—	7,198,622	—
Guam	—	587,185	—
Idaho	—	1,040,340	—
Illinois	—	29,288,812	—
Indiana	—	1,967,752	—
Iowa	—	1,203,227	—
Kentucky	—	2,839,498	—
Louisiana	—	1,692,214	—
Maryland	—	605,894	—
Massachusetts	—	1,372,460	—
Michigan	—	1,118,192	—
Minnesota	—	520,315	—
Mississippi	—	512,520	—
Missouri	—	1,260,730	—
Nevada	—	801,960	—
New Jersey	—	9,817,568	—
New York	—	6,145,017	—
North Carolina	—	513,335	—

See Notes to Financial Statements.

26

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Municipal Bonds (continued)
North Dakota	$—	$509,320	$—
Ohio	—	7,547,083	—
Oklahoma	—	2,567,341	—
Oregon	—	110,000	—
Pennsylvania	—	9,338,165	—
Puerto Rico	—	3,876,110	—
Rhode Island	—	2,802,974	—
South Carolina	—	300,504	—
Tennessee	—	984,945	—
Texas	—	18,515,447	—
Utah	—	1,731,856	—
Vermont	—	103,865	—
Virginia	—	2,348,938	—
Washington	—	1,603,103	—
West Virginia	—	2,068,315	—
Wisconsin	—	2,930,169	—

Total	$—	$169,607,290	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2019 were as follows:

Healthcare	16.2%
Corporate Backed IDB & PCR	14.7
Special Tax/Assessment District	13.4
Transportation	11.6
General Obligation	11.0
Tobacco	7.9
Education	7.2
Pre-pay Gas	6.3
Water & Sewer	5.2
Development	2.7%
Lease Backed Certificate of Participation	2.4
Power	1.6

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	27

Statement of Assets and Liabilities (unaudited)

as of September 30, 2019

Assets
Unaffiliated investments (cost $164,796,330)	$169,607,290
Cash	22,987
Interest receivable	1,996,711
Receivable for Fund shares sold	184,558
Receivable for investments sold	86,896
Prepaid expenses	1,412

Total Assets	171,899,854

Liabilities
Payable for investments purchased	2,179,820
Payable for Fund shares reacquired	148,250
Accrued expenses and other liabilities	100,370
Dividends payable	59,927
Management fee payable	48,684
Distribution fee payable	22,516
Affiliated transfer agent fee payable	973

Total Liabilities	2,560,540

Net Assets	$169,339,314

Net assets were comprised of:
Shares of beneficial interest, at par	$16,274
Paid-in capital in excess of par	165,826,473
Total distributable earnings (loss)	3,496,567

Net assets, September 30, 2019	$169,339,314

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share, ($39,711,411 ÷ 3,815,154 shares of beneficial interest issued and outstanding)	$10.41
Maximum sales charge (2.25% of offering price)	0.24

Maximum offering price to public	$10.65

Class C
Net asset value, offering price and redemption price per share,
($17,613,856 ÷ 1,693,672 shares of beneficial interest issued and outstanding)	$10.40

Class Z
Net asset value, offering price and redemption price per share,
($110,013,626 ÷ 10,572,656 shares of beneficial interest issued and outstanding)	$10.41

Class R6
Net asset value, offering price and redemption price per share,
($2,000,421 ÷ 192,307 shares of beneficial interest issued and outstanding)	$10.40

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	29

Statement of Operations (unaudited)

Six Months Ended September 30, 2019

Net Investment Income (Loss)
Interest income	$2,372,975

Expenses
Management fee	436,223
Distribution fee(a)	130,525
Transfer agent’s fees and expenses (including affiliated expense of $ 2,854)(a)	66,977
Custodian and accounting fees	41,835
Registration fees(a)	35,212
Audit fee	21,434
Shareholders’ reports	19,028
Legal fees and expenses	9,001
Trustees’ fees	6,795
Miscellaneous	7,258

Total expenses	774,288
Less: Fee waiver and/or expense reimbursement(a)	(167,248)
Custodian fee credit	(635)

Net expenses	606,405

Net investment income (loss)	1,766,570

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	94,100
Net change in unrealized appreciation (depreciation) on investments	2,226,933

Net gain (loss) on investment transactions	2,321,033

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,087,603

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	41,704	88,821	—	—
Transfer agent’s fees and expenses	9,326	4,905	52,696	50
Registration fees	7,990	7,855	11,976	7,391
Fee waiver and/or expense reimbursement	(30,577)	(20,171)	(108,146)	(8,354)

See Notes to Financial Statements.

30

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2019	Year Ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,766,570	$3,299,260
Net realized gain (loss) on investment transactions	94,100	(516,728)
Net change in unrealized appreciation (depreciation) on investments	2,226,933	2,542,217

Net increase (decrease) in net assets resulting from operations	4,087,603	5,324,749

Dividends and Distributions
Distributions from distributable earnings
Class A	(350,954)	(682,371)
Class C	(122,045)	(258,181)
Class Z	(1,247,081)	(2,251,129)
Class R6	(25,743)	(31,456)

	(1,745,823)	(3,223,137)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	38,349,726	90,661,046
Net asset value of shares issued in reinvestment of dividends and distributions	1,359,393	2,258,515
Cost of shares reacquired	(24,500,300)	(84,613,280)

Net increase (decrease) in net assets from Fund share transactions	15,208,819	8,306,281

Total increase (decrease)	17,550,599	10,407,893

Net Assets:
Beginning of period	151,788,715	141,380,822

End of period	$169,339,314	$151,788,715

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	31

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of the following six series: PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni High Income Fund, each of which are diversified funds and PGIM Global Real Estate Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Short Duration Muni High Income Fund (the “Fund”).

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

32

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be

PGIM Short Duration Muni High Income Fund	33

Notes to Financial Statements (unaudited) (continued)

sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

34

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.55% of the Fund’s average daily net assets up to and including $5 billion, 0.525% on the next $5 billion of average daily net assets, and 0.515% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any

PGIM Short Duration Muni High Income Fund	35

Notes to Financial Statements (unaudited) (continued)

waivers and/or expense reimbursements was 0.55% for the reporting period ended September 30, 2019.

The Manager has contractually agreed, through July 31, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.85% of average daily net assets for Class A shares, 1.60% of average daily net assets for Class C shares, 0.60% of average daily net assets for Class Z shares, and 0.60% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended September 30, 2019, PIMS received $15,355 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended September 30, 2019, PIMS received $983 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

36

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures.

For the reporting period ended September 30, 2019, the Fund’s purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Purchases	Sales	Realized Gain
$9,156,170	$12,362,890	$—

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2019, were $71,426,940 and $53,543,592, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2019 were as follows:

Tax Basis	$165,060,618

Gross Unrealized Appreciation	4,985,725
Gross Unrealized Depreciation	(439,053)

Net Unrealized Appreciation	$4,546,672

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of March 31, 2019 of approximately $1,782,000 which can be carried forward for an unlimited period. No

PGIM Short Duration Muni High Income Fund	37

Notes to Financial Statements (unaudited) (continued)

capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $1 million or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales of $1 million or more made within 12 months of purchase for purchases prior to July 15, 2019, and a CDSC of 1.00% on sales of $500,000 or more made within 12 months of purchase for purchases on or after July 15, 2019. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of September 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,042 Class R6 shares of the Fund. At reporting period end, five shareholders of record, each holding greater than 5% of the Fund, held 74% of the Fund’s outstanding shares.

38

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2019:
Shares sold	1,422,814	$14,758,971
Shares issued in reinvestment of dividends and distributions	29,349	304,595
Shares reacquired	(822,869)	(8,440,189)

Net increase (decrease) in shares outstanding before conversion	629,294	6,623,377
Shares issued upon conversion from other share class(es)	25,681	264,879
Shares reacquired upon conversion into other share class(es)	(135,481)	(1,400,736)

Net increase (decrease) in shares outstanding	519,494	$5,487,520

Year ended March 31, 2019:
Shares sold	1,868,510	$18,910,923
Shares issued in reinvestment of dividends and distributions	43,775	442,864
Shares reacquired	(2,586,086)	(26,132,016)

Net increase (decrease) in shares outstanding before conversion	(673,801)	(6,778,229)
Shares issued upon conversion from other share class(es)	121,698	1,235,224
Shares reacquired upon conversion into other share class(es)	(133,040)	(1,344,183)

Net increase (decrease) in shares outstanding	(685,143)	$(6,887,188)

Class C
Six months ended September 30, 2019:
Shares sold	111,508	$1,156,009
Shares issued in reinvestment of dividends and distributions	6,041	62,604
Shares reacquired	(172,728)	(1,785,534)

Net increase (decrease) in shares outstanding before conversion	(55,179)	(566,921)
Shares reacquired upon conversion into other share class(es)	(9,188)	(94,944)

Net increase (decrease) in shares outstanding	(64,367)	$(661,865)

Year ended March 31, 2019:
Shares sold	501,606	$5,059,000
Shares issued in reinvestment of dividends and distributions	13,814	139,589
Shares reacquired	(691,837)	(6,983,503)

Net increase (decrease) in shares outstanding before conversion	(176,417)	(1,784,914)
Shares reacquired upon conversion into other share class(es)	(77,501)	(781,412)

Net increase (decrease) in shares outstanding	(253,918)	$(2,566,326)

Class Z
Six months ended September 30, 2019:
Shares sold	2,161,781	$22,373,346
Shares issued in reinvestment of dividends and distributions	93,166	966,450
Shares reacquired	(1,338,276)	(13,854,197)

Net increase (decrease) in shares outstanding before conversion	916,671	9,485,599
Shares issued upon conversion from other share class(es)	137,794	1,424,520
Shares reacquired upon conversion into other share class(es)	(18,819)	(193,719)

Net increase (decrease) in shares outstanding	1,035,646	$10,716,400

Year ended March 31, 2019:
Shares sold	6,574,176	$66,370,224
Shares issued in reinvestment of dividends and distributions	162,601	1,644,606
Shares reacquired	(5,075,691)	(51,213,875)

Net increase (decrease) in shares outstanding before conversion	1,661,086	16,800,955
Shares issued upon conversion from other share class(es)	209,193	2,111,455
Shares reacquired upon conversion into other share class(es)	(337,178)	(3,415,118)

Net increase (decrease) in shares outstanding	1,533,101	$15,497,292

PGIM Short Duration Muni High Income Fund	39

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended September 30, 2019:
Shares sold	5,973	$61,400
Shares issued in reinvestment of dividends and distributions	2,484	25,744
Shares reacquired	(40,687)	(420,380)

Net increase (decrease) in shares outstanding	(32,230)	$(333,236)

Year ended March 31, 2019:
Shares sold	31,919	$320,899
Shares issued in reinvestment of dividends and distributions	3,109	31,456
Shares reacquired	(28,330)	(283,886)

Net increase (decrease) in shares outstanding before conversion	6,698	68,469
Shares issued upon conversion from other share class(es)	216,833	2,194,034

Net increase (decrease) in shares outstanding	223,531	$2,262,503

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate of 1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Subsequent to the reporting period end, the SCA has been renewed effective October 3, 2019 and will continue to provide a commitment of $900 million through October 1, 2020. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

40

The Fund did not utilize the SCA during the reporting period ended September 30, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline.

PGIM Short Duration Muni High Income Fund	41

Notes to Financial Statements (unaudited) (continued)

Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

42

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,				May 29, 2014(a) through March 31,
	2019(b)		2019(b)	2018(b)	2017(b)	2016(b)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.25		$10.10	$10.03	$10.26	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.22	0.22	0.21	0.21	0.17
Net realized and unrealized gain (loss) on investment transactions	0.16		0.15	0.06	(0.23)	0.10	0.17
Total from investment operations	0.27		0.37	0.28	(0.02)	0.31	0.34
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.22)	(0.21)	(0.21)	(0.21)	(0.17)
Distributions from net realized gains	-		-	-	-	(0.01)	-	(c)
Total dividends and distributions	(0.11)		(0.22)	(0.21)	(0.21)	(0.22)	(0.17)
Net asset value, end of period	$10.41		$10.25	$10.10	$10.03	$10.26	$10.17
Total Return(d):	2.64%		3.69%	2.78%	(0.23)%	3.07%	3.43%
Ratios/Supplemental Data:
Net assets, end of period (000)	$39,711		$33,779	$40,222	$40,966	$62,314	$9,062
Average net assets (000)	$33,363		$31,640	$38,892	$58,677	$32,591	$5,344
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.85%	(f)	0.85%	0.85%	0.85%	0.85%	0.85%	(f)
Expenses before waivers and/or expense reimbursement	1.03%	(f)	1.04%	1.07%	1.06%	1.11%	1.40%	(f)
Net investment income (loss)	2.13%	(f)	2.21%	2.14%	2.07%	2.10%	2.21%	(f)
Portfolio turnover rate(g)(h)	34%		90%	71%	70%	19%	31%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	43

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,				May 29, 2014(a) through March 31,
	2019(b)		2019(b)	2018(b)	2017(b)	2016(b)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.24		$10.09	$10.02	$10.25	$10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.15	0.14	0.14	0.14	0.11
Net realized and unrealized gain (loss) on investment transactions	0.16		0.14	0.06	(0.24)	0.10	0.15
Total from investment operations	0.23		0.29	0.20	(0.10)	0.24	0.26
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.14)	(0.13)	(0.13)	(0.14)	(0.10)
Distributions from net realized gains	-		-	-	-	(0.01)	-	(c)
Total dividends and distributions	(0.07)		(0.14)	(0.13)	(0.13)	(0.15)	(0.10)
Net asset value, end of period	$10.40		$10.24	$10.09	$10.02	$10.25	$10.16
Total Return(d):	2.26%		2.93%	2.01%	(0.98)%	2.30%	2.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$17,614		$18,002	$20,309	$21,240	$21,023	$11,962
Average net assets (000)	$17,764		$18,317	$21,456	$22,803	$15,743	$5,073
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.60%	(f)	1.60%	1.60%	1.60%	1.60%	1.60%	(f)
Expenses before waivers and/or expense reimbursement	1.83%	(f)	1.84%	1.85%	1.81%	1.86%	2.19%	(f)
Net investment income (loss)	1.40%	(f)	1.46%	1.39%	1.33%	1.39%	1.43%	(f)
Portfolio turnover rate(g)(h)	34%		90%	71%	70%	19%	31%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

44

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,				May 29, 2014(a) through March 31,
	2019(b)		2019(b)	2018(b)	2017(b)	2016(b)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.25		$10.10	$10.02	$10.26	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.25	0.24	0.24	0.24	0.19
Net realized and unrealized gain (loss) on investment transactions	0.16		0.14	0.07	(0.25)	0.10	0.17
Total from investment operations	0.28		0.39	0.31	(0.01)	0.34	0.36
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.24)	(0.23)	(0.23)	(0.24)	(0.19)
Distributions from net realized gains	-		-	-	-	(0.01)	-	(c)
Total dividends and distributions	(0.12)		(0.24)	(0.23)	(0.23)	(0.25)	(0.19)
Net asset value, end of period	$10.41		$10.25	$10.10	$10.02	$10.26	$10.17
Total Return(d):	2.77%		3.95%	3.13%	(0.08)%	3.33%	3.65%
Ratios/Supplemental Data:
Net assets, end of period (000)	$110,014		$97,709	$80,839	$57,368	$65,093	$48,254
Average net assets (000)	$105,337		$93,569	$74,855	$67,197	$54,951	$38,695
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.60%	(f)	0.60%	0.60%	0.60%	0.60%	0.60%	(f)
Expenses before waivers and/or expense reimbursement	0.81%	(f)	0.83%	0.82%	0.81%	0.86%	1.23%	(f)
Net investment income (loss)	2.39%	(f)	2.46%	2.40%	2.33%	2.39%	2.36%	(f)
Portfolio turnover rate(g)(h)	34%		90%	71%	70%	19%	31%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	45

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended September 30, 2019		Year Ended March 31, 2019	May 25, 2017(a) through March 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.24		$10.10	$10.14
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.25	0.21
Net realized and unrealized gain (loss) on investment transactions	0.16		0.13	(0.05)
Total from investment operations	0.28		0.38	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.24)	(0.20)
Net asset value, end of period	$10.40		$10.24	$10.10
Total Return(c):	2.77%		3.85%	1.58%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,000		$2,300	$10
Average net assets (000)	$2,163		$1,291	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60%	(e)	0.60%	0.60%	(e)
Expenses before waivers and/or expense reimbursement	1.37%	(e)	1.90%	141.66%	(e)
Net investment income (loss)	2.41%	(e)	2.48%	2.42%	(e)
Portfolio turnover rate(f)(g)	34%		90%	71%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

46

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Short Duration Muni High Income Fund1 (the “Fund”) consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board

[1]	PGIM Short Duration Muni High Income Fund is a series of Prudential Investment Portfolios 12.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

PGIM Short Duration Muni High Income Fund

Approval of Advisory Agreements (continued)

considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator of the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM

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Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2018 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Short Duration Muni High Income Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2018. The Board considered that the Fund commenced operations on May 29, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the mutual funds included in the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-year period, though it underperformed over the one-year period.
•

The Board considered PGIM Investments’ assertion that the benchmark index is a better comparative source against which to evaluate the performance of the Fund than the Peer Universe. In this regard, the Board considered PGIM Investments’ assertion that the Peer Universe included relatively few funds that utilized a short duration, high quality, high-yield strategy similar to that of the Fund.

•	The Board considered that the Fund commenced investment operations on May 29, 2014 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.60% for Class Z shares, and 0.60% for Class R6 shares through July 31, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Short Duration Muni High Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Short Duration Muni High Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION MUNI HIGH INCOME FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PDSAX	PDSCX	PDSZX	PDSQX
CUSIP	744336835	744336827	744336819	744336744

MF222E2

PGIM QMA LARGE-CAP CORE EQUITY PLUS FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of September 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM QMA Large-Cap Core Equity PLUS Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Large-Cap Core Equity PLUS Fund informative and useful. The report covers performance for the six-month period ended September 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Large-Cap Core Equity PLUS Fund

November 15, 2019

PGIM QMA Large-Cap Core Equity PLUS Fund	5

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 9/30/19 (without sales charges)	Average Annual Total Returns as of 9/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	2.87	–8.20	3.16 (9/19/17)
Class C	2.51	–4.59	5.24 (9/19/17)
Class Z	3.06	–2.67	6.21 (9/19/17)
Class R6	3.06	–2.67	6.30 (9/19/17)
S&P 500 Index
	6.08	4.25	10.87

*Not annualized

Source: PGIM Investments LLC

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index is measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM QMA Large-Cap Core Equity PLUS Fund	7

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 9/30/19

Ten Largest Holdings - Long	Line of Business	% of Net Assets
Microsoft Corp.	Software	4.9%
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.5%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.3%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	2.1%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.9%
Visa, Inc. (Class A Stock)	IT Services	1.8%
Bank of America Corp.	Banks	1.7%
Intel Corp.	Semiconductors & Semiconductor Equipment	1.5%
Verizon Communications, Inc.	Diversified Telecommunication Services	1.5%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.5%

Ten Largest Holdings - Short	Line of Business	% of Net Assets
Coupa Software, Inc.	Software	1.2%
Americold Realty Trust	Equity Real Estate Investment Trusts (REITs)	1.0%
Roku, Inc.	Household Durables	0.9%
International Flavors & Fragrances, Inc.	Chemicals	0.9%
Lennox International, Inc.	Building Products	0.8%
Penumbra, Inc.	Health Care Equipment & Supplies	0.8%
Guardant Health, Inc.	Health Care Providers & Services	0.8%
Square, Inc. (Class A Stock)	IT Services	0.7%
Pure Storage, Inc. (Class A Stock)	Technology Hardware, Storage & Peripherals	0.6%
Lumentum Holdings, Inc.	Communications Equipment	0.6%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Large-Cap Core Equity PLUS Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Large-Cap Core Equity PLUS Fund		Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,028.70	2.07%	$10.50
	Hypothetical	$1,000.00	$1,014.65	2.07%	$10.43
Class C	Actual	$1,000.00	$1,025.10	2.72%	$13.77
	Hypothetical	$1,000.00	$1,011.40	2.72%	$13.68
Class Z	Actual	$1,000.00	$1,030.60	1.83%	$9.29
	Hypothetical	$1,000.00	$1,015.85	1.83%	$9.22
Class R6	Actual	$1,000.00	$1,030.60	1.81%	$9.19
	Hypothetical	$1,000.00	$1,015.95	1.81%	$9.12

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2019, and divided by the 366 days in the Fund’s fiscal year ending March 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of September 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 127.6%

COMMON STOCKS 127.5%

Aerospace & Defense 3.3%
Arconic, Inc.	6,300	$163,800
General Dynamics Corp.	190	34,719
Lockheed Martin Corp.	510	198,931
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,500	123,360
United Technologies Corp.	1,680	229,353

		750,163

Air Freight & Logistics 0.6%
Hub Group, Inc. (Class A Stock)*	2,700	125,550

Automobiles 0.6%
Ford Motor Co.	14,500	132,820

Banks 5.0%
Bank of America Corp.(u)	13,100	382,127
Citigroup, Inc.(u)	4,200	290,136
Evans Bancorp, Inc.	900	33,660
Fifth Third Bancorp	1,500	41,070
JPMorgan Chase & Co.(u)	2,200	258,918
OFG Bancorp (Puerto Rico)	2,500	54,750
Popular, Inc. (Puerto Rico)	1,000	54,080
Wells Fargo & Co.	400	20,176

		1,134,917

Beverages 1.5%
Keurig Dr. Pepper, Inc.	4,100	112,012
Monster Beverage Corp.*	600	34,836
PepsiCo, Inc.	1,380	189,198

		336,046

Biotechnology 5.4%
AbbVie, Inc.	2,700	204,444
Alexion Pharmaceuticals, Inc.*	1,160	113,610
Amgen, Inc.	1,120	216,731
Biogen, Inc.*	640	149,005
Gilead Sciences, Inc.	2,800	177,464
Incyte Corp.*	1,600	118,768

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	11

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.*	400	$110,960
Vertex Pharmaceuticals, Inc.*	840	142,313

		1,233,295

Building Products 1.8%
American Woodmark Corp.*	600	53,346
Builders FirstSource, Inc.*	4,000	82,300
Johnson Controls International PLC	3,300	144,837
Universal Forest Products, Inc.	3,040	121,235

		401,718

Capital Markets 3.3%
Affiliated Managers Group, Inc.	1,230	102,521
Ameriprise Financial, Inc.	560	82,376
Brightsphere Investment Group, Inc.	9,600	95,136
Goldman Sachs Group, Inc. (The)	750	155,422
Invesco Ltd.	1,500	25,410
LPL Financial Holdings, Inc.	1,500	122,850
Morgan Stanley	3,800	162,146

		745,861

Chemicals 2.8%
CF Industries Holdings, Inc.	2,400	118,080
Corteva, Inc.	700	19,600
DuPont de Nemours, Inc.	2,300	164,013
Huntsman Corp.	2,900	67,454
Koppers Holdings, Inc.*	4,100	119,761
PQ Group Holdings, Inc.*	2,100	33,474
Trinseo SA	2,800	120,260

		642,642

Commercial Services & Supplies 0.6%
Deluxe Corp.	300	14,748
Knoll, Inc.	4,800	121,680

		136,428

Communications Equipment 1.8%
Cisco Systems, Inc.(u)	6,700	331,047
Clearfield, Inc.*	3,100	36,735

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Communications Equipment (cont’d.)
Comtech Telecommunications Corp.	1,100	$35,750
Extreme Networks, Inc.*	1,800	13,095

		416,627

Construction & Engineering 0.5%
Dycom Industries, Inc.*	40	2,042
EMCOR Group, Inc.	1,200	103,344

		105,386

Construction Materials 1.0%
Martin Marietta Materials, Inc.	300	82,230
Vulcan Materials Co.	970	146,703

		228,933

Consumer Finance 0.9%
Capital One Financial Corp.	1,700	154,666
Navient Corp.	4,200	53,760

		208,426

Containers & Packaging 0.1%
Westrock Co.	500	18,225

Distributors 0.8%
Core-Mark Holding Co., Inc.	1,300	41,750
Genuine Parts Co.	900	89,631
LKQ Corp.*	1,900	59,755

		191,136

Diversified Consumer Services 0.6%
frontdoor, Inc.*	2,700	131,139

Diversified Financial Services 1.8%
Berkshire Hathaway, Inc. (Class B Stock)*	900	187,218
FGL Holdings	13,500	107,730
Jefferies Financial Group, Inc.	5,600	103,040

		397,988

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	13

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Telecommunication Services 2.9%
AT&T, Inc.(u)	8,100	$306,504
Verizon Communications, Inc.(u)	5,700	344,052

		650,556

Electric Utilities 1.4%
Exelon Corp.	3,600	173,916
FirstEnergy Corp.	300	14,469
MGE Energy, Inc.	200	15,974
Portland General Electric Co.	500	28,185
Southern Co. (The)	1,300	80,301

		312,845

Electrical Equipment 0.2%
Acuity Brands, Inc.	160	21,566
Atkore International Group, Inc.*	700	21,245

		42,811

Electronic Equipment, Instruments & Components 2.0%
Anixter International, Inc.*	200	13,824
CDW Corp.	1,300	160,212
Itron, Inc.*	1,800	133,128
Jabil, Inc.	800	28,616
Keysight Technologies, Inc.*	800	77,800
SYNNEX Corp.	300	33,870

		447,450

Energy Equipment & Services 0.0%
Matrix Service Co.*	400	6,856

Entertainment 1.1%
Electronic Arts, Inc.*	1,100	107,602
Glu Mobile, Inc.*	13,100	65,369
Viacom, Inc. (Class B Stock)	3,100	74,493

		247,464

Equity Real Estate Investment Trusts (REITs) 4.0%
American Tower Corp.	940	207,862
Apple Hospitality REIT, Inc.	1,500	24,870
CoreCivic, Inc.	1,100	19,008
Crown Castle International Corp.	1,300	180,713

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
DiamondRock Hospitality Co.	2,000	$20,500
Franklin Street Properties Corp.	9,700	82,062
GEO Group, Inc. (The)	5,800	100,572
Host Hotels & Resorts, Inc.	3,800	65,702
Kite Realty Group Trust	4,200	67,830
Park Hotels & Resorts, Inc.	3,374	84,249
Ryman Hospitality Properties, Inc.	700	57,267

		910,635

Food & Staples Retailing 0.8%
US Foods Holding Corp.*	1,100	45,210
Walgreens Boots Alliance, Inc.	2,400	132,744
Walmart, Inc.	100	11,868

		189,822

Food Products 2.6%
Archer-Daniels-Midland Co.	2,300	94,461
Bunge Ltd.	2,000	113,240
General Mills, Inc.	200	11,024
J.M. Smucker Co. (The)	530	58,311
Kraft Heinz Co. (The)	600	16,761
Pilgrim’s Pride Corp.*	3,900	124,975
Tyson Foods, Inc. (Class A Stock)	1,900	163,666

		582,438

Gas Utilities 0.2%
UGI Corp.	1,000	50,270

Health Care Equipment & Supplies 6.4%
Abbott Laboratories	2,000	167,340
Baxter International, Inc.	700	61,229
Cooper Cos., Inc. (The)	240	71,280
Danaher Corp.	1,310	189,203
DENTSPLY SIRONA, Inc.	1,900	101,289
Edwards Lifesciences Corp.*	800	175,928
Hill-Rom Holdings, Inc.	200	21,046
Hologic, Inc.*	1,600	80,784
Integer Holdings Corp.*	300	22,668
Masimo Corp.*	680	101,177
Medtronic PLC(u)	2,500	271,550
STERIS PLC	330	47,682

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	15

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Stryker Corp.	190	$41,097
Zimmer Biomet Holdings, Inc.	680	93,344

		1,445,617

Health Care Providers & Services 4.7%
AmerisourceBergen Corp.	600	49,398
Anthem, Inc.	600	144,060
Centene Corp.*	2,680	115,937
Cigna Corp.	832	126,289
CVS Health Corp.	3,000	189,210
HCA Healthcare, Inc.	1,130	136,075
UnitedHealth Group, Inc.(u)	1,410	306,421

		1,067,390

Health Care Technology 0.3%
Veeva Systems, Inc. (Class A Stock)*	480	73,291

Hotels, Restaurants & Leisure 2.1%
Hilton Worldwide Holdings, Inc.	900	83,799
McDonald’s Corp.	300	64,413
Penn National Gaming, Inc.*	3,900	72,637
RCI Hospitality Holdings, Inc.	1,700	35,156
Starbucks Corp.	2,500	221,050

		477,055

Household Durables 1.1%
M/I Homes, Inc.*	3,900	146,835
NVR, Inc.*	10	37,174
Toll Brothers, Inc.	300	12,315
Whirlpool Corp.	300	47,508

		243,832

Household Products 1.3%
Procter & Gamble Co. (The)(u)	2,100	261,198
Spectrum Brands Holdings, Inc.	640	33,741

		294,939

Independent Power & Renewable Electricity Producers 1.3%
Atlantic Power Corp.*	10,400	24,336

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Independent Power & Renewable Electricity Producers (cont’d.)
NRG Energy, Inc.	3,700	$146,520
Vistra Energy Corp.	4,400	117,612

		288,468

Industrial Conglomerates 0.8%
General Electric Co.	20,300	181,482

Insurance 2.8%
Allstate Corp. (The)	1,400	152,152
American Equity Investment Life Holding Co.	4,700	113,740
American International Group, Inc.	2,800	155,960
CNA Financial Corp.	300	14,775
Hallmark Financial Services, Inc.*	1,500	28,695
MetLife, Inc.	3,500	165,060

		630,382

Interactive Media & Services 6.0%
Alphabet, Inc. (Class A Stock)*(u)	278	339,477
Alphabet, Inc. (Class C Stock)*(u)	391	476,629
Facebook, Inc. (Class A Stock)*(u)	2,920	519,994
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	2,600	24,466

		1,360,566

Internet & Direct Marketing Retail 4.0%
1-800-Flowers.com, Inc. (Class A Stock)*	8,000	118,360
Amazon.com, Inc.*(u)	255	442,657
eBay, Inc.	4,500	175,410
Expedia Group, Inc.	1,000	134,410
Qurate Retail, Inc. (Class A Stock)*	4,200	43,323

		914,160

IT Services 6.6%
Accenture PLC (Class A Stock)(u)	1,290	248,131
Automatic Data Processing, Inc.	400	64,568
CACI International, Inc. (Class A Stock)*	110	25,439
Cognizant Technology Solutions Corp. (Class A Stock)	1,800	108,477
DXC Technology Co.	2,500	73,750
FleetCor Technologies, Inc.*	500	143,390
Mastercard, Inc. (Class A Stock)(u)	1,000	271,570
Perspecta, Inc.	4,300	112,316

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	17

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
VeriSign, Inc.*	290	$54,703
Visa, Inc. (Class A Stock)(u)	2,305	396,483

		1,498,827

Life Sciences Tools & Services 1.4%
IQVIA Holdings, Inc.*	830	123,985
Thermo Fisher Scientific, Inc.	670	195,151

		319,136

Machinery 2.1%
Gates Industrial Corp. PLC*	10,700	107,749
Meritor, Inc.*	1,000	18,500
Oshkosh Corp.	1,500	113,700
Park-Ohio Holdings Corp.	1,200	35,832
Timken Co. (The)	2,000	87,020
Wabash National Corp.	8,100	117,531

		480,332

Media 1.0%
CBS Corp. (Class B Stock)	500	20,185
Comcast Corp. (Class A Stock)	2,000	90,160
Discovery, Inc. (Class C Stock)*	4,400	108,328

		218,673

Metals & Mining 0.3%
Steel Dynamics, Inc.	2,000	59,600

Mortgage Real Estate Investment Trusts (REITs) 0.8%
Colony Credit Real Estate, Inc.	5,400	78,084
Ladder Capital Corp.	1,112	19,204
Western Asset Mortgage Capital Corp.	9,400	90,710

		187,998

Multiline Retail 0.4%
Big Lots, Inc.	1,200	29,400
Macy’s, Inc.	4,300	66,822

		96,222

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities 0.8%
Dominion Energy, Inc.	1,000	$81,040
MDU Resources Group, Inc.	900	25,371
Sempra Energy	500	73,805

		180,216

Oil, Gas & Consumable Fuels 3.7%
Ardmore Shipping Corp. (Ireland)*	17,400	116,406
Chevron Corp.	1,030	122,158
ConocoPhillips	1,400	79,772
Exxon Mobil Corp.	600	42,366
HollyFrontier Corp.	1,300	69,732
Kinder Morgan, Inc.	8,300	171,063
Nordic American Tankers Ltd.	35,500	76,680
Phillips 66	1,030	105,472
Scorpio Tankers, Inc. (Monaco)	1,000	29,760
World Fuel Services Corp.	800	31,952

		845,361

Personal Products 0.0%
Nu Skin Enterprises, Inc. (Class A Stock)	200	8,506

Pharmaceuticals 3.6%
Allergan PLC	60	10,097
Horizon Therapeutics PLC*	4,400	119,812
Jazz Pharmaceuticals PLC*	140	17,940
Johnson & Johnson(u)	2,200	284,636
Merck & Co., Inc.(u)	4,000	336,720
Mylan NV*	500	9,890
Zoetis, Inc.	400	49,836

		828,931

Professional Services 1.2%
Barrett Business Services, Inc.	1,400	124,348
CoStar Group, Inc.*	100	59,320
Korn Ferry	2,400	92,736

		276,404

Real Estate Management & Development 0.5%
Newmark Group, Inc. (Class A Stock)	12,217	110,686

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	19

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Road & Rail 0.2%
Heartland Express, Inc.	1,200	$25,812
Norfolk Southern Corp.	150	26,949

		52,761

Semiconductors & Semiconductor Equipment 3.6%
AXT, Inc.*	13,400	47,704
Broadcom, Inc.	400	110,428
Diodes, Inc.*	1,000	40,150
Intel Corp.(u)	6,900	355,557
Lam Research Corp.	200	46,222
QUALCOMM, Inc.	1,900	144,932
Universal Display Corp.	500	83,950

		828,943

Software 11.8%
Adobe, Inc.*(u)	900	248,625
Cadence Design Systems, Inc.*	900	59,472
Cision Ltd.*	8,600	66,134
Fortinet, Inc.*	2,000	153,520
Intuit, Inc.	780	207,433
LogMeIn, Inc.	800	56,768
Microsoft Corp.(u)	8,000	1,112,240
Nuance Communications, Inc.*	6,700	109,277
Oracle Corp.(u)	5,000	275,150
Progress Software Corp.	2,700	102,762
SS&C Technologies Holdings, Inc.	1,000	51,570
Symantec Corp.	5,200	122,876
Synopsys, Inc.*	600	82,350
TiVo Corp.	5,400	41,121

		2,689,298

Specialty Retail 1.8%
Asbury Automotive Group, Inc.*	400	40,932
AutoNation, Inc.*	1,000	50,700
Best Buy Co., Inc.	300	20,697
Lowe’s Cos., Inc.	1,700	186,932
Michaels Cos., Inc. (The)*	4,300	42,097
Sonic Automotive, Inc. (Class A Stock)	2,400	75,384

		416,742

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.(u)	4,550	$1,019,063
Diebold Nixdorf, Inc.*	8,800	98,560
HP, Inc.	6,600	124,872
Xerox Holdings Corp.	1,300	38,883

		1,281,378

Textiles, Apparel & Luxury Goods 0.1%
PVH Corp.	360	31,763

Thrifts & Mortgage Finance 0.5%
Federal Agricultural Mortgage Corp. (Class C Stock)	900	73,494
Merchants Bancorp	2,000	33,080

		106,574

Tobacco 1.5%
Altria Group, Inc.	4,500	184,050
Philip Morris International, Inc.	2,200	167,046

		351,096

Trading Companies & Distributors 1.6%
BMC Stock Holdings, Inc.*	5,600	146,608
GMS, Inc.*	4,000	114,880
Herc Holdings, Inc.*	1,500	69,765
WESCO International, Inc.*	800	38,216

		369,469

TOTAL COMMON STOCKS (cost $26,624,201)		28,994,545

EXCHANGE-TRADED FUND 0.1%
SPDR S&P 500 ETF Trust (cost $23,378)	95	28,193

TOTAL LONG-TERM INVESTMENTS (cost $26,647,579)		29,022,738

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	21

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Shares	Value
SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $44,139)(w)	44,139	$44,139

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $26,691,718)		29,066,877

SECURITIES SOLD SHORT (27.9)%

COMMON STOCKS

Aerospace & Defense (0.1)%
Axon Enterprise, Inc.*	300	(17,034)

Auto Components (0.4)%
Dorman Products, Inc.*	200	(15,908)
Visteon Corp.*	900	(74,286)

		(90,194)

Banks (0.3)%
Commerce Bancshares, Inc.	300	(18,195)
Cullen/Frost Bankers, Inc.	500	(44,275)

		(62,470)

Biotechnology (2.6)%
Agios Pharmaceuticals, Inc.*	1,300	(42,120)
Alder Biopharmaceuticals, Inc.*	1,400	(26,404)
Alnylam Pharmaceuticals, Inc.*	1,200	(96,504)
Atara Biotherapeutics, Inc.*	1,800	(25,416)
BioCryst Pharmaceuticals, Inc.*	3,800	(10,887)
BioMarin Pharmaceutical, Inc.*	200	(13,480)
Blueprint Medicines Corp.*	200	(14,694)
Dynavax Technologies Corp.*	2,300	(8,223)
Epizyme, Inc.*	3,100	(31,976)
Fate Therapeutics, Inc.*	2,500	(38,825)
Heron Therapeutics, Inc.*	2,700	(49,950)
Insmed, Inc.*	1,400	(24,696)
Portola Pharmaceuticals, Inc.*	2,100	(56,322)
Progenics Pharmaceuticals, Inc.*	3,000	(15,165)
Sangamo Therapeutics, Inc.*	800	(7,240)
Sarepta Therapeutics, Inc.*	1,730	(130,304)
Vericel Corp.*	400	(6,056)

		(598,262)

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Building Products (0.8)%
Lennox International, Inc.	760	$(184,657)

Capital Markets (0.4)%
Ares Management Corp. (Class A Stock)	1,600	(42,896)
Hamilton Lane, Inc. (Class A Stock)	1,000	(56,960)

		(99,856)

Chemicals (1.7)%
Albemarle Corp.	1,100	(76,472)
International Flavors & Fragrances, Inc.	1,570	(192,623)
Quaker Chemical Corp.	100	(15,814)
Sensient Technologies Corp.	1,400	(96,110)

		(381,019)

Commercial Services & Supplies (0.5)%
Stericycle, Inc.*	2,100	(106,953)

Communications Equipment (0.6)%
Lumentum Holdings, Inc.*	2,600	(139,256)

Construction & Engineering (0.1)%
Argan, Inc.	500	(19,645)
WillScot Corp.*	800	(12,464)

		(32,109)

Construction Materials (0.1)%
Eagle Materials, Inc.	300	(27,003)

Diversified Consumer Services (0.1)%
OneSpaWorld Holdings Ltd. (Bahamas)*	2,100	(32,613)

Electronic Equipment, Instruments & Components (0.9)%
Badger Meter, Inc.	1,000	(53,700)
Cognex Corp.	900	(44,217)
FARO Technologies, Inc.*	600	(29,010)
FLIR Systems, Inc.	700	(36,813)
Napco Security Technologies, Inc.*	600	(15,312)
nLight, Inc.*	1,300	(20,358)

		(199,410)

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	23

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Entertainment (0.1)%
World Wrestling Entertainment, Inc. (Class A Stock)	200	$(14,230)

Equity Real Estate Investment Trusts (REITs) (1.1)%
Americold Realty Trust	6,300	(233,541)
CoreSite Realty Corp.	100	(12,185)

		(245,726)

Food & Staples Retailing (0.1)%
Chefs’ Warehouse, Inc. (The)*	300	(12,096)

Food Products (0.6)%
Cal-Maine Foods, Inc.	1,500	(59,933)
Farmer Brothers Co.*	600	(7,770)
Freshpet, Inc.*	1,200	(59,724)
Limoneira Co.	600	(11,016)

		(138,443)

Health Care Equipment & Supplies (2.3)%
BioLife Solutions, Inc.*	700	(11,637)
Cantel Medical Corp.	1,400	(104,720)
Heska Corp.*	300	(21,261)
iRhythm Technologies, Inc.*	900	(66,699)
Nevro Corp.*	1,000	(85,970)
OrthoPediatrics Corp.*	500	(17,630)
Penumbra, Inc.*	1,300	(174,837)
RTI Surgical Holdings, Inc.*	2,500	(7,125)
Sientra, Inc.*	1,700	(11,016)
ViewRay, Inc.*	3,400	(9,860)

		(510,755)

Health Care Providers & Services (1.4)%
Addus HomeCare Corp.*	500	(39,640)
Diplomat Pharmacy, Inc.*	1,600	(7,840)
Guardant Health, Inc.*	2,700	(172,341)
HealthEquity, Inc.*	600	(34,287)
National Research Corp.	200	(11,550)
PetIQ, Inc.*	800	(21,808)
Premier, Inc. (Class A Stock)*	500	(14,460)
Tivity Health, Inc.*	1,600	(26,608)

		(328,534)

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Technology (0.3)%
Inspire Medical Systems, Inc.*	400	$(24,408)
Tabula Rasa HealthCare, Inc.*	700	(38,458)
Vocera Communications, Inc.*	400	(9,860)

		(72,726)

Hotels, Restaurants & Leisure (0.1)%
Noodles & Co.*	1,600	(9,056)
Shake Shack, Inc. (Class A Stock)*	200	(19,608)

		(28,664)

Household Durables (0.9)%
Roku, Inc.*	2,000	(203,520)

Household Products (0.1)%
WD-40 Co.	60	(11,012)

Independent Power & Renewable Electricity Producers (0.4)%
Clearway Energy, Inc. (Class A Stock)	3,700	(64,158)
Pattern Energy Group, Inc. (Class A Stock)	1,300	(35,009)

		(99,167)

Insurance (0.6)%
eHealth, Inc.*	800	(53,432)
Goosehead Insurance, Inc. (Class A Stock)	400	(19,740)
Markel Corp.*	20	(23,638)
ProAssurance Corp.	1,100	(44,297)

		(141,107)

Interactive Media & Services (0.4)%
Cargurus, Inc.*	400	(12,380)
Eventbrite, Inc. (Class A Stock)*	1,600	(28,336)
Zillow Group, Inc. (Class C Stock)*	2,000	(59,640)

		(100,356)

Internet & Direct Marketing Retail (0.4)%
GrubHub, Inc.*	1,800	(101,178)

IT Services (1.6)%
MongoDB, Inc.*	800	(96,384)

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	25

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
Okta, Inc.*	1,100	$(108,306)
Square, Inc. (Class A Stock)*	2,600	(161,070)

		(365,760)

Life Sciences Tools & Services (0.4)%
Codexis, Inc.*	2,100	(28,802)
Luminex Corp.	1,500	(30,975)
Quanterix Corp.*	900	(19,764)

		(79,541)

Machinery (1.2)%
Deere & Co.	430	(72,532)
Lindsay Corp.	400	(37,140)
RBC Bearings, Inc.*	300	(49,773)
Wabtec Corp.	1,100	(79,046)
Xylem, Inc.	400	(31,848)

		(270,339)

Media (0.3)%
Cardlytics, Inc.*	800	(26,816)
New York Times Co. (The) (Class A Stock)	1,100	(31,328)

		(58,144)

Mortgage Real Estate Investment Trusts (REITs) (0.1)%
Blackstone Mortgage Trust, Inc. (Class A Stock)	200	(7,170)
Granite Point Mortgage Trust, Inc.	700	(13,118)

		(20,288)

Pharmaceuticals (0.1)%
Dermira, Inc.*	1,800	(11,502)

Professional Services (0.2)%
Upwork, Inc.*	3,900	(51,890)

Semiconductors & Semiconductor Equipment (0.1)%
Advanced Micro Devices, Inc.*	1,100	(31,889)

Software (4.7)%
2U, Inc.*	900	(14,652)
8x8, Inc.*	3,300	(68,376)

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
Alteryx, Inc. (Class A Stock)*	700	$(75,201)
Anaplan, Inc.*	1,600	(75,200)
Appfolio, Inc. (Class A Stock)*	500	(47,570)
Coupa Software, Inc.*	2,100	(272,097)
Guidewire Software, Inc.*	200	(21,076)
Instructure, Inc.*	1,300	(50,362)
Pegasystems, Inc.	500	(34,025)
Q2 Holdings, Inc.*	1,200	(94,644)
SailPoint Technologies Holding, Inc.*	2,900	(54,201)
Smartsheet, Inc. (Class A Stock)*	1,400	(50,442)
Varonis Systems, Inc.*	1,000	(59,780)
Workday, Inc. (Class A Stock)*	90	(15,296)
Zendesk, Inc.*	1,900	(138,472)

		(1,071,394)

Specialty Retail (0.1)%
At Home Group, Inc.*	1,800	(17,316)

Technology Hardware, Storage & Peripherals (0.8)%
3D Systems Corp.*	3,800	(30,970)
Immersion Corp.*	1,100	(8,415)
Pure Storage, Inc. (Class A Stock)*	8,500	(143,990)

		(183,375)

Thrifts & Mortgage Finance (0.1)%
Mr. Cooper Group, Inc.*	2,800	(29,736)

Trading Companies & Distributors (0.7)%
Air Lease Corp.	800	(33,456)
SiteOne Landscape Supply, Inc.*	1,400	(103,628)
Textainer Group Holdings Ltd. (China)*	1,100	(10,901)

		(147,985)

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	27

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Wireless Telecommunication Services (0.1)%
Boingo Wireless, Inc.*	1,500	$(16,650)

TOTAL SECURITIES SOLD SHORT (proceeds received $6,545,910)		(6,334,159)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 99.9% (cost $20,145,808)		22,732,718
Other assets in excess of liabilities 0.1%		16,619

NET ASSETS 100.0%		$22,749,337

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$750,163	$—	$—
Air Freight & Logistics	125,550	—	—
Automobiles	132,820	—	—
Banks	1,134,917	—	—
Beverages	336,046	—	—
Biotechnology	1,233,295	—	—
Building Products	401,718	—	—
Capital Markets	745,861	—	—
Chemicals	642,642	—	—

See Notes to Financial Statements.

28

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Commercial Services & Supplies	$136,428	$—	$—
Communications Equipment	416,627	—	—
Construction & Engineering	105,386	—	—
Construction Materials	228,933	—	—
Consumer Finance	208,426	—	—
Containers & Packaging	18,225	—	—
Distributors	191,136	—	—
Diversified Consumer Services	131,139	—	—
Diversified Financial Services	397,988	—	—
Diversified Telecommunication Services	650,556	—	—
Electric Utilities	312,845	—	—
Electrical Equipment	42,811	—	—
Electronic Equipment, Instruments & Components	447,450	—	—
Energy Equipment & Services	6,856	—	—
Entertainment	247,464	—	—
Equity Real Estate Investment Trusts (REITs)	910,635	—	—
Food & Staples Retailing	189,822	—	—
Food Products	582,438	—	—
Gas Utilities	50,270	—	—
Health Care Equipment & Supplies	1,445,617	—	—
Health Care Providers & Services	1,067,390	—	—
Health Care Technology	73,291	—	—
Hotels, Restaurants & Leisure	477,055	—	—
Household Durables	243,832	—	—
Household Products	294,939	—	—
Independent Power & Renewable Electricity Producers	288,468	—	—
Industrial Conglomerates	181,482	—	—
Insurance	630,382	—	—
Interactive Media & Services	1,360,566	—	—
Internet & Direct Marketing Retail	914,160	—	—
IT Services	1,498,827	—	—
Life Sciences Tools & Services	319,136	—	—
Machinery	480,332	—	—
Media	218,673	—	—
Metals & Mining	59,600	—	—
Mortgage Real Estate Investment Trusts (REITs)	187,998	—	—
Multiline Retail	96,222	—	—
Multi-Utilities	180,216	—	—
Oil, Gas & Consumable Fuels	845,361	—	—
Personal Products	8,506	—	—
Pharmaceuticals	828,931	—	—
Professional Services	276,404	—	—
Real Estate Management & Development	110,686	—	—
Road & Rail	52,761	—	—
Semiconductors & Semiconductor Equipment	828,943	—	—
Software	2,689,298	—	—
Specialty Retail	416,742	—	—

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	29

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$1,281,378	$—	$—
Textiles, Apparel & Luxury Goods	31,763	—	—
Thrifts & Mortgage Finance	106,574	—	—
Tobacco	351,096	—	—
Trading Companies & Distributors	369,469	—	—
Exchange-Traded Fund	28,193	—	—
Affiliated Mutual Fund	44,139	—	—
Common Stocks—Short
Aerospace & Defense	(17,034)	—	—
Auto Components	(90,194)	—	—
Banks	(62,470)	—	—
Biotechnology	(598,262)	—	—
Building Products	(184,657)	—	—
Capital Markets	(99,856)	—	—
Chemicals	(381,019)	—	—
Commercial Services & Supplies	(106,953)	—	—
Communications Equipment	(139,256)	—	—
Construction & Engineering	(32,109)	—	—
Construction Materials	(27,003)	—	—
Diversified Consumer Services	(32,613)	—	—
Electronic Equipment, Instruments & Components	(199,410)	—	—
Entertainment	(14,230)	—	—
Equity Real Estate Investment Trusts (REITs)	(245,726)	—	—
Food & Staples Retailing	(12,096)	—	—
Food Products	(138,443)	—	—
Health Care Equipment & Supplies	(510,755)	—	—
Health Care Providers & Services	(328,534)	—	—
Health Care Technology	(72,726)	—	—
Hotels, Restaurants & Leisure	(28,664)	—	—
Household Durables	(203,520)	—	—
Household Products	(11,012)	—	—
Independent Power & Renewable Electricity Producers	(99,167)	—	—
Insurance	(141,107)	—	—
Interactive Media & Services	(100,356)	—	—
Internet & Direct Marketing Retail	(101,178)	—	—
IT Services	(365,760)	—	—
Life Sciences Tools & Services	(79,541)	—	—
Machinery	(270,339)	—	—
Media	(58,144)	—	—
Mortgage Real Estate Investment Trusts (REITs)	(20,288)	—	—
Pharmaceuticals	(11,502)	—	—
Professional Services	(51,890)	—	—
Semiconductors & Semiconductor Equipment	(31,889)	—	—
Software	(1,071,394)	—	—
Specialty Retail	(17,316)	—	—
Technology Hardware, Storage & Peripherals	(183,375)	—	—
Thrifts & Mortgage Finance	(29,736)	—	—

See Notes to Financial Statements.

30

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks—Short (continued)
Trading Companies & Distributors	$(147,985)	$—	$—
Wireless Telecommunication Services	(16,650)	—	—

Total	$22,732,718	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2019 were as follows:

Software	11.8%
IT Services	6.6
Health Care Equipment & Supplies	6.4
Interactive Media & Services	6.0
Technology Hardware, Storage & Peripherals	5.6
Biotechnology	5.4
Banks	5.0
Health Care Providers & Services	4.7
Internet & Direct Marketing Retail	4.0
Equity Real Estate Investment Trusts (REITs)	4.0
Oil, Gas & Consumable Fuels	3.7
Semiconductors & Semiconductor Equipment	3.6
Pharmaceuticals	3.6
Aerospace & Defense	3.3
Capital Markets	3.3
Diversified Telecommunication Services	2.9
Chemicals	2.8
Insurance	2.8
Food Products	2.6
Machinery	2.1
Hotels, Restaurants & Leisure	2.1
Electronic Equipment, Instruments & Components	2.0
Specialty Retail	1.8
Communications Equipment	1.8
Building Products	1.8
Diversified Financial Services	1.8
Trading Companies & Distributors	1.6
Tobacco	1.5
Beverages	1.5
Life Sciences Tools & Services	1.4
Electric Utilities	1.4
Household Products	1.3
Independent Power & Renewable Electricity Producers	1.3
Professional Services	1.2
Entertainment	1.1
Household Durables	1.1%
Construction Materials	1.0
Media	1.0
Consumer Finance	0.9
Distributors	0.8
Food & Staples Retailing	0.8
Mortgage Real Estate Investment Trusts (REITs)	0.8
Industrial Conglomerates	0.8
Multi-Utilities	0.8
Commercial Services & Supplies	0.6
Automobiles	0.6
Diversified Consumer Services	0.6
Air Freight & Logistics	0.6
Real Estate Management & Development	0.5
Thrifts & Mortgage Finance	0.5
Construction & Engineering	0.5
Multiline Retail	0.4
Health Care Technology	0.3
Metals & Mining	0.3
Road & Rail	0.2
Gas Utilities	0.2
Affiliated Mutual Fund	0.2
Electrical Equipment	0.2
Textiles, Apparel & Luxury Goods	0.1
Exchange-Traded Fund	0.1
Containers & Packaging	0.1
Personal Products	0.0 *
Energy Equipment & Services	0.0 *
Securities Sold Short
Household Products	(0.1)
Pharmaceuticals	(0.1)
Food & Staples Retailing	(0.1)
Entertainment	(0.1)
Wireless Telecommunication Services	(0.1)
Aerospace & Defense	(0.1)
Specialty Retail	(0.1)

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	31

Schedule of Investments (unaudited) (continued)

as of September 30, 2019

Industry Classification (continued):
Mortgage Real Estate Investment Trusts (REITs)	(0.1)%
Construction Materials	(0.1)
Hotels, Restaurants & Leisure	(0.1)
Thrifts & Mortgage Finance	(0.1)
Semiconductors & Semiconductor Equipment	(0.1)
Construction & Engineering	(0.1)
Diversified Consumer Services	(0.1)
Professional Services	(0.2)
Media	(0.3)
Banks	(0.3)
Health Care Technology	(0.3)
Life Sciences Tools & Services	(0.4)
Auto Components	(0.4)
Independent Power & Renewable Electricity Producers	(0.4)
Capital Markets	(0.4)
Interactive Media & Services	(0.4)
Internet & Direct Marketing Retail	(0.4)
Commercial Services & Supplies	(0.5)
Food Products	(0.6)
Communications Equipment	(0.6)
Insurance	(0.6)
Trading Companies & Distributors	(0.7)%
Technology Hardware, Storage & Peripherals	(0.8)
Building Products	(0.8)
Electronic Equipment, Instruments & Components	(0.9)
Household Durables	(0.9)
Equity Real Estate Investment Trusts (REITs)	(1.1)
Machinery	(1.2)
Health Care Providers & Services	(1.4)
IT Services	(1.6)
Chemicals	(1.7)
Health Care Equipment & Supplies	(2.3)
Biotechnology	(2.6)
Software	(4.7)

99.9
Other assets in excess of liabilities	0.1

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities Sold Short	Scotia Capital (USA), Inc.	$(6,334,159)	$6,334,159	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

32

Statement of Assets and Liabilities (unaudited)

as of September 30, 2019

Assets
Investments at value:
Unaffiliated investments (cost $26,647,579)	$29,022,738
Affiliated investments (cost $44,139)	44,139
Dividends and interest receivable	39,454
Deposit with broker for securities sold short	24,382
Receivable for Fund shares sold	2,849
Due from Manager	563
Prepaid expenses	900

Total Assets	29,135,025

Liabilities
Securities sold short, at value (proceeds received $6,545,910)	6,334,159
Accrued expenses and other liabilities	34,570
Dividends and interest payable on securities sold short	16,848
Affiliated transfer agent fee payable	87
Distribution fee payable	24

Total Liabilities	6,385,688

Net Assets	$22,749,337

Net assets were comprised of:
Shares of beneficial interest, at par	$2,045
Paid-in capital in excess of par	20,427,798
Total distributable earnings (loss)	2,319,494

Net assets, September 30, 2019	$22,749,337

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	33

Statement of Assets and Liabilities (unaudited)

as of September 30, 2019

Class A
Net asset value and redemption price per share, ($75,640 ÷ 6,803 shares of beneficial interest issued and outstanding)	$11.12
Maximum sales charge (5.50% of offering price)	0.65

Maximum offering price to public	$11.77

Class C
Net asset value, offering price and redemption price per share,
($11,091 ÷ 1,005 shares of beneficial interest issued and outstanding)	$11.04

Class Z
Net asset value, offering price and redemption price per share,
($14,220 ÷ 1,280 shares of beneficial interest issued and outstanding)	$11.11

Class R6
Net asset value, offering price and redemption price per share,
($22,648,386 ÷ 2,035,562 shares of beneficial interest issued and outstanding)	$11.13

See Notes to Financial Statements.

34

Statement of Operations (unaudited)

Six Months Ended September 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $902 foreign withholding tax)	$274,523
Interest income	55,197
Affiliated dividend income	421

Total income	330,141

Expenses
Management fee	88,516
Distribution fee(a)	147
Broker fees and expenses on short sales	75,382
Custodian and accounting fees	33,655
Registration fees(a)	27,713
Dividend expense on short sales	19,267
Shareholders’ reports	14,551
Audit fee	11,203
Legal fees and expenses	9,153
Trustees’ fees	5,649
Transfer agent’s fees and expenses (including affiliated expense of $256)(a)	349
Miscellaneous	7,208

Total expenses	292,793
Less: Fee waiver and/or expense reimbursement(a)	(92,884)

Net expenses	199,909

Net investment income (loss)	130,232

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	41,725
Short sales transactions	(299,687)

(257,962)

Net change in unrealized appreciation (depreciation) on:
Investments	349,529
Short sales	442,771

792,300

Net gain (loss) on investment transactions	534,338

Net Increase (Decrease) In Net Assets Resulting From Operations	$664,570

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	87	60	—	—
Registration fees	6,929	6,928	6,928	6,928
Transfer agent’s fees and expenses	179	46	70	54
Fee waiver and/or expense reimbursement	(7,312)	(7,009)	(7,036)	(71,527)

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	35

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2019	Year Ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$130,232	$218,724
Net realized gain (loss) on investment transactions	(257,962)	(172,988)
Net change in unrealized appreciation (depreciation) on investments	792,300	716,658

Net increase (decrease) in net assets resulting from operations	664,570	762,394

Distributions from distributable earnings
Class A	—	(291)
Class C	—	(49)
Class Z	—	(156)
Class R6	—	(235,055)

	—	(235,551)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	9,162	74,995
Net asset value of shares issued in reinvestment of dividends	—	235,551
Cost of shares reacquired	(14,977)	(38,712)

Net increase (decrease) in net assets from Fund share transactions	(5,815)	271,834

Total increase (decrease)	658,755	798,677

Net Assets:
Beginning of period	22,090,582	21,291,905

End of period	$22,749,337	$22,090,582

See Notes to Financial Statements.

36

Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2019

Cash Flows Provided by / (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$664,570

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Proceeds from disposition of long-term portfolio investments	19,090,779
Purchases of long-term portfolio investments	(19,280,041)
Net proceeds (purchases) of short-term portfolio investments	(34,206)
Purchases to cover securities sold short	2,484,470
Proceeds from securities sold short	(2,422,322)
Net realized (gain) loss on investment transactions	(41,725)
Net realized (gain) loss on short sales transactions	299,687
Net change in unrealized (appreciation) depreciation on investments	(349,529)
Net change in unrealized (appreciation) depreciation on short sales	(442,771)
(Increase) Decrease in Assets:
Dividends and interest receivable	(935)
Deposit with broker for securities sold short	30,770
Due from Manager	10,141
Prepaid expenses	(523)
Increase (Decrease) in Liabilities:
Accrued expenses and other liabilities	(4,489)
Dividends and interest payable on securities sold short	645
Affiliated transfer agent fee payable	(19)
Distribution fee payable	(10)

Total adjustments	(660,078)

Cash provided by (used for) operating activities	4,492

Cash provided by (used for) financing activities:
Proceeds from Fund shares sold, net of amounts receivable	6,313
Payment of Fund shares repurchased	(14,977)

Cash provided by (used for) financing activities	(8,664)

Net increase (decrease) in cash	(4,172)
Cash at beginning of period	4,172

Cash at end of period	$—

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	37

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of the following six series: PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni High Income Fund, each of which are diversified funds and PGIM Global Real Estate Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Large-Cap Core Equity PLUS Fund (the “Fund”).

The investment objective of the Fund is to seek long-term capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

38

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be

PGIM QMA Large-Cap Core Equity PLUS Fund	39

Notes to Financial Statements (unaudited) (continued)

sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Short Sales: The Fund sells a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Short sales involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

40

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

PGIM QMA Large-Cap Core Equity PLUS Fund	41

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.80% of the Fund’s average daily net assets up to and including $1 billion; 0.78% on the next $2 billion of average daily net assets; 0.76% on the next $2 billion of average daily net assets; 0.75% on the next $5 billion of average daily net assets and 0.74% on the average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.80% for the reporting period ended September 30, 2019.

The Manager has contractually agreed, through July 31, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class C shares, 0.95% of average daily net assets for Class Z shares, and 0.95% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired

42

fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended September 30, 2019, PIMS received $151 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended September 30, 2019, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in

PGIM QMA Large-Cap Core Equity PLUS Fund	43

Notes to Financial Statements (unaudited) (continued)

the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended September 30, 2019, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2019, were $19,280,041 and $19,146,019, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended September 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$9,933	$318,336	$284,130	$—	$—	$44,139	44,139	$421

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2019 were as follows:

Tax Basis	$20,165,551

Gross Unrealized Appreciation	4,217,630
Gross Unrealized Depreciation	(1,650,463)

Net Unrealized Appreciation	$2,567,167

44

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat post-October capital losses of approximately $189,000 as having been incurred in the following fiscal year (March 31, 2020).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the two fiscal years up to the most recent fiscal year ended March 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of September 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,014 Class A shares, 1,005 Class C shares, 1,017 Class Z shares and 2,035,562 Class R6 shares of the Fund. At reporting period end, Prudential owned 99.5% of the Fund’s outstanding shares.

PGIM QMA Large-Cap Core Equity PLUS Fund	45

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2019:
Shares sold	555	$6,183
Shares reacquired	(745)	(7,908)

Net increase (decrease) in shares outstanding before conversion	(190)	(1,725)
Shares issued upon conversion from other share class(es)	1,353	15,018

Net increase (decrease) in shares outstanding	1,163	$13,293

Year ended March 31, 2019:
Shares sold	4,527	$47,455
Shares issued in reinvestment of dividends and distributions	30	291
Shares reacquired	(2,733)	(28,712)

Net increase (decrease) in shares outstanding	1,824	$19,034

Class C
Six months ended September 30, 2019:
Shares reacquired upon conversion into other share class(es)	(1,358)	$(15,018)

Net increase (decrease) in shares outstanding	(1,358)	$(15,018)

Year ended March 31, 2019:
Shares sold	1,355	$15,000
Shares issued in reinvestment of dividends and distributions	5	49

Net increase (decrease) in shares outstanding	1,360	$15,049

Class Z
Six months ended September 30, 2019:
Shares sold	274	$2,979
Shares reacquired	(637)	(7,069)

Net increase (decrease) in shares outstanding	(363)	$(4,090)

Year ended March 31, 2019:
Shares sold	1,167	$12,540
Shares issued in reinvestment of dividends and distributions	15	156
Shares reacquired	(933)	(10,000)

Net increase (decrease) in shares outstanding	249	$2,696

Class R6
Six months ended September 30, 2019:
Net increase (decrease) in shares outstanding	—	$—

Year ended March 31, 2019:
Shares issued in reinvestment of dividends and distributions	23,791	$235,055

Net increase (decrease) in shares outstanding	23,791	$235,055

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period

46

October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate of 1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Subsequent to the reporting period end, the SCA has been renewed effective October 3, 2019 and will continue to provide a commitment of $900 million through October 1, 2020. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended September 30, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

PGIM QMA Large-Cap Core Equity PLUS Fund	47

Notes to Financial Statements (unaudited) (continued)

Short Sales Risk: Short sales involve costs and risks. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. Although the Fund’s gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Fund already owns), the Fund gives up the opportunity for capital appreciation in the security.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

48

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30, 2019		Year Ended March 31, 2019	September 19, 2017(a) through March 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.81		$10.55	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.08	0.02
Net realized and unrealized gain (loss) on investment transactions	0.26		0.27	0.58
Total from investment operations	0.31		0.35	0.60
Less Dividends and Distributions:
Dividends from net investment income	-		(0.07)	(0.03)
Distributions from net realized gains	-		(0.02)	(0.02)
Total dividends and distributions	-		(0.09)	(0.05)
Net asset value, end of period	$11.12		$10.81	$10.55
Total Return(c):	2.87%		3.39%	6.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$76		$61	$40
Average net assets (000)	$70		$42	$20
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	2.07%	(f)	2.11%	1.72%	(f)
Expenses before waivers and/or expense reimbursement(e)	23.10%	(f)	37.62%	203.54%	(f)
Net investment income (loss)	0.91%	(f)	0.72%	0.43%	(f)
Portfolio turnover rate(g)	55%		88%	60%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.87% for the six months ended September 30, 2019, 0.91% for the year ended March 31, 2019 and 0.52% for the period ended March 31, 2018.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	49

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended September 30, 2019		Year Ended March 31, 2019	September 19, 2017(a) through March 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.77		$10.52	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.01	(0.02)
Net realized and unrealized gain (loss) on investment transactions	0.26		0.26	0.57
Total from investment operations	0.27		0.27	0.55
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.01)
Distributions from net realized gains	-		(0.02)	(0.02)
Total dividends and distributions	-		(0.02)	(0.03)
Net asset value, end of period	$11.04		$10.77	$10.52
Total Return(c):	2.51%		2.59%	5.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$25	$11
Average net assets (000)	$12		$17	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	2.72%	(f)	2.89%	2.43% (f)
Expenses before waivers and/or expense reimbursement(e)	119.97%	(f)	87.13%	383.62% (f)
Net investment income (loss)	0.21%	(f)	0.06%	(0.32)% (f)
Portfolio turnover rate(g)	55%		88%	60%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.77% for the six months ended September 30, 2019, 0.94% for the year ended March 31, 2019 and 0.48% for the period ended March 31, 2018.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

50

Class Z Shares
	Six Months Ended September 30, 2019		Year Ended March 31, 2019	September 19, 2017(a) through March 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.78		$10.53	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.11	0.04
Net realized and unrealized gain (loss) on investment transactions	0.27		0.26	0.55
Total from investment operations	0.33		0.37	0.59
Less Dividends and Distributions:
Dividends from net investment income	-		(0.10)	(0.04)
Distributions from net realized gains	-		(0.02)	(0.02)
Total dividends and distributions	-		(0.12)	(0.06)
Net asset value, end of period	$11.11		$10.78	$10.53
Total Return(c):	3.06%		3.59%	5.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$18	$15
Average net assets (000)	$13		$18	$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	1.83%	(f)	1.85%	1.42%	(f)
Expenses before waivers and/or expense reimbursement(e)	108.33%	(f)	81.69%	341.63%	(f)
Net investment income (loss)	1.13%	(f)	1.00%	0.71%	(f)
Portfolio turnover rate(g)	55%		88%	60%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.88% for the six months ended September 30, 2019, 0.90% for the year ended March 31, 2019 and 0.47% for the period ended March 31, 2018.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	51

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended September 30, 2019		Year Ended March 31, 2019	September 19, 2017(a) through March 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.80		$10.55	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.11	0.04
Net realized and unrealized gain (loss) on investment transactions	0.27		0.26	0.57
Total from investment operations	0.33		0.37	0.61
Less Dividends and Distributions:
Dividends from net investment income	-		(0.10)	(0.04)
Distributions from net realized gains	-		(0.02)	(0.02)
Total dividends and distributions	-		(0.12)	(0.06)
Net asset value, end of period	$11.13		$10.80	$10.55
Total Return(c):	3.06%		3.58%	6.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,648		$21,986	$21,226
Average net assets (000)	$22,034		$21,827	$21,315
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	1.81%	(f)	1.85%	1.42%	(f)
Expenses before waivers and/or expense reimbursement(e)	2.46%	(f)	2.63%	2.41%	(f)
Net investment income (loss)	1.18%	(f)	1.00%	0.68%	(f)
Portfolio turnover rate(g)	55%		88%	60%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.86% for the six months ended September 30, 2019, 0.90% for the year ended March 31, 2019 and 0.47% for the period ended March 31, 2018.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

52

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM QMA Large-Cap Core Equity PLUS Fund (the “Fund”)1 consists of eleven individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with QMA LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board

[1]	PGIM QMA Large Cap Core Equity PLUS Fund is a series of Prudential Investment Portfolios 12.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

PGIM QMA Large-Cap Core Equity PLUS Fund

Approval of Advisory Agreements (continued)

considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant

Visit our website at pgiminvestments.com

information pertaining to both PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and QMA.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of reducing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM QMA Large-Cap Core Equity PLUS Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2018. The Board considered that the Fund commenced operations on September 19, 2017 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal period ended March 31, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets

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forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.20% for Class A shares, 1.95% for Class C shares, 0.95% for Class Z shares, and 0.95% for Class R6 shares through July 31, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to allow the Fund to continue to create a longer-term performance record and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM QMA Large-Cap Core Equity PLUS Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA LARGE-CAP CORE EQUITY PLUS FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PQMAX	PQMCX	PQMZX	PQMQX
CUSIP	744336728	744336710	744336686	744336694

MF237E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	November 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	November 15, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	November 15, 2019